As filed with the Securities and Exchange Commission on January 22, 2002.

                                                    File No. 33-39088

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

   Pre-Effective Amendment No.  ______

   Post-Effective Amendment No. ______


                           FRANKLIN STRATEGIC SERIES
                           -------------------------
              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
                                --------------
                 (Registrant's Area Code and Telephone Number)


                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
   (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                     Code)

                          MURRAY L. SIMPSON, ESQUIRE
                 ONE FRANKLIN PARKWAY SAN MATEO, CA 94403-1906
-                ---------------------------------------------
                    (Name and Address of Agent for Service)

                                  Copies to:

                            Bruce G. Leto, Esquire
                     Stradley, Ronon, Stevens & Young, LLP
                           2600 One Commerce Square
                          Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on February 21, 2002, pursuant to Rule 488.

Title of the securities being registered: Shares of beneficial interest with a par value of $.01 per share, of Franklin Large Cap Growth Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                     PART A


                      FTI LARGE CAPITALIZATION GROWTH FUND

                        IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Special Shareholders' Meeting scheduled for March 22, 2002 at [ ] p.m. Eastern time. They discuss the proposals to be voted on at the meeting, and contain your proxy statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you wish to vote on important issues relating to your Fund. If you complete and sign the proxy, we'll vote it exactly as you tell us. If you simply sign the proxy, we'll vote it in accordance with the Board of Trustees' recommendations on page [ ] of the proxy statement.

WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSALS IN THE PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE. WHEN SHAREHOLDERS RETURN THEIR PROXIES PROMPTLY, THE FUND MAY BE ABLE TO SAVE MONEY BY NOT HAVING TO CONDUCT ADDITIONAL MAILINGS.

WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL FUND INFORMATION AT 1-800/DIAL BEN(R) (1-800/342-5236).

                          TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, a control number and separate instructions are enclosed.

                      This page intentionally left blank.

                      FTI LARGE CAPITALIZATION GROWTH FUND
                             (A SERIES OF FTI FUNDS)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906

Dear Shareholders:

      Enclosed is a Notice of Meeting for a Special Shareholders' Meeting ("Meeting") of FTI Large Capitalization Growth Fund ("FTI Fund," or the "Fund"), which is a series of FTI Funds ("FTI Trust"). The Meeting is scheduled for March 22, 2002 at [ ] p.m. Eastern time at [600 Fifth Avenue, New York, NY 10020]. The accompanying materials describe an important proposal that may affect the future of FTI Fund. We ask you to give this your prompt attention and vote via the enclosed proxy card.

                  PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND
                         RETURN THE ENCLOSED PROXY CARD

      This Meeting is very important. The Trustees of your Fund unanimously recommend that you consider and approve an Agreement and Plan of Reorganization that would result in your shares of FTI Fund being exchanged for those of a fund called Franklin Large Cap Growth Fund ("Franklin Fund"), a series of the Franklin Strategic Series ("Franklin Trust"). If the shareholders of your Fund approve the proposal, you will receive shares of Franklin Fund equal in value to your investment in FTI Fund. You will no longer be a shareholder of FTI Fund, and you will instead be a shareholder of Franklin Fund. FTI Fund will no longer exist after the reorganization is completed. You will be able to buy shares of Franklin Fund without a sales charge.

      The proposed transaction is intended to be tax-free, which means that you will not have a taxable gain or loss on the exchange of your shares.

      The Trustees recommend this transaction because of: a) the compatibility of the investment policies of FTI Fund and Franklin Fund; b) Franklin Fund's lower fees and expenses; and c) Franklin Fund's historically better performance. Also, Franklin Fund has a significantly larger asset base than FTI Fund. The greater asset size of Franklin Fund is expected to benefit the shareholders of FTI Fund through economies of scale which may continue to result in lower annual expense ratios and a more stable base for asset management. FTI Fund shareholders may also benefit from the ability to exchange their shares of Franklin Fund for other Franklin Templeton Funds. Franklin Advisers, Inc ("Advisers") manages Franklin Fund. Fiduciary International, Inc. ("Fiduciary International") manages FTI Fund. Franklin Fund has investment goals and investment policies that are similar to those of FTI Fund.

   Please take the time to review this document and vote now. THE TRUSTEES OF YOUR FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

[ ] To ensure that your vote is counted, indicate your position on the enclosed proxy card.

[ ] Sign and return your card promptly.

[ ] You may also vote by telephone or over the Internet.

[ ] If you determine at a later date that you wish to attend this meeting, you may revoke your proxy and vote in person.

Thank you for your attention to this matter.

                                               Sincerely,



                                               [           ]
                                               [President]

                      This page intentionally left blank.
                      FTI LARGE CAPITALIZATION GROWTH FUND
                             (A SERIES OF FTI FUNDS)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906
                    NOTICE OF SPECIAL SHAREHOLDERS' MEETING
                          TO BE HELD ON MARCH 22, 2002

To the Shareholders of FTI Large Capitalization Growth Fund:

      NOTICE IS HEREBY GIVEN that a Special Shareholders' Meeting ("Meeting") of FTI Large Capitalization Growth Fund ("FTI Fund"), a series of FTI Funds ("FTI Trust"), will be held at [600 Fifth Avenue New York, New York 10020] on March 22, 2002 at [ ] p.m. Eastern time. The Meeting is being called for the following purposes:

      1. To approve or disapprove an Agreement and Plan of Reorganization ("Plan") between FTI Trust on behalf of FTI Fund and Franklin Strategic Series ("Franklin Trust") on behalf of Franklin Large Cap Growth Fund ("Franklin Fund") that provides for (i) the acquisition of substantially all of the assets of FTI Fund by Franklin Fund in exchange for shares of Franklin Fund, (ii) the distribution of such shares to the shareholders of FTI Fund, and (iii) the complete liquidation and dissolution of FTI Fund. Shareholders of FTI Fund will receive Advisor Class shares of Franklin Fund with an aggregate net asset value equal to the aggregate net asset value of such shareholder shares in FTI Fund.

      2. To transact any other business, not currently contemplated, that may properly come before the meeting.

      The Plan in the attached Prospectus/Proxy Statement describes the transaction more completely. A copy of the Plan is attached as Exhibit A to the Prospectus/Proxy Statement.

      Shareholders of record as of the close of business on February 15, 2002 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

                                             By Order of the Board of Trustees,


                                                                  [           ]
                                                                    [Secretary]
San Mateo, California
February [  ], 2002

YOU ARE INVITED TO ATTEND THE MEETING, BUT IF YOU CANNOT DO SO, THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED, AND THE COSTS OF FURTHER SOLICITATIONS AVOIDED. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO FTI TRUST AT ANY TIME THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE MEETING.

                         PROSPECTUS AND PROXY STATEMENT

When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

                                TABLE OF CONTENTS
                                                                            PAGE

COVER PAGE                                                                 Cover

SUMMARY
      What proposal am I voting on?
      How will the shareholder voting be handled?

COMPARISONS OF SOME IMPORTANT FEATURES
      How do the investment goals and policies of the Funds compare?
      What are the risks of an investment in the Funds?
      Who manages the Funds?
      What are the fees and expenses of each of the Funds and what might they be after the Transaction?
      How do the performance records of the Funds compare?
      Where can I find more financial information about the Funds?
      What are other key features of the Funds?

REASONS FOR THE TRANSACTION

INFORMATION ABOUT THE TRANSACTION
      How will the Transaction be carried out?
      Who will pay the expenses of the Transaction?
      What are the tax consequences of the Transaction?
      What should I know about the shares of Franklin Fund?
      What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

COMPARISON OF INVESTMENT GOALS AND POLICIES
      Are there any significant differences between the investment goals and strategies of the Funds? How do the fundamental investment restrictions of the Funds differ? What are the risk factors associated with investments in the Funds?

      TABLE OF CONTENTS (CONTINUED)
                                                                            PAGE
VOTING INFORMATION
      How many votes are necessary to approve the Plan?
      How do I ensure my vote is accurately recorded?
      Can I revoke my proxy?
      What other matters will be voted upon at the Meeting?
      Who is entitled to vote?
      What other solicitations will be made?
      Are there dissenters' rights?

INFORMATION ABOUT FRANKLIN FUND

INFORMATION ABOUT FTI FUND

PRINCIPAL HOLDERS OF SHARES

GLOSSARY - USEFUL TERMS AND DEFINITIONS

EXHIBITS TO PROSPECTUS AND PROXY STATEMENT

EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION BETWEEN
FTI FUNDS ON BEHALF OF FTI LARGE CAPITALIZATION GROWTH FUND AND FRANKLIN STRATEGIC SERIES ON BEHALF OF FRANKLIN LARGE CAP
GROWTH FUND                                                         A-1

EXHIBIT B - PROSPECTUS OF FRANKLIN LARGE CAP GROWTH FUND -
ADVISOR CLASS DATED SEPTEMBER 1, 2001 (ENCLOSED)

EXHIBIT C - ANNUAL REPORT TO SHAREHOLDERS OF FRANKLIN LARGE
CAP GROWTH FUND DATED APRIL 30, 2001 (ENCLOSED)


                      This page intentionally left blank.

                         PROSPECTUS AND PROXY STATEMENT
                             DATED [FEBRUARY ], 2002
                          ACQUISITION OF THE ASSETS OF
                      FTI LARGE CAPITALIZATION GROWTH FUND
                             (A SERIES OF FTI FUNDS)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906
                                 (650) 312-2000

                        BY AND IN EXCHANGE FOR SHARES OF
                         FRANKLIN LARGE CAP GROWTH FUND
                    (A SERIES OF FRANKLIN STRATEGIC SERIES)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906
                                 (650) 312-2000

      This Prospectus/Proxy Statement solicits proxies to be voted at a Special Shareholders' Meeting (the "Meeting") of FTI Large Capitalization Growth Fund ("FTI Fund," or the "Fund"), which is a series of the FTI Funds ("FTI Trust"), to approve or disapprove an Agreement and Plan of Reorganization (the "Plan"). If shareholders of FTI Fund vote to approve the Plan, substantially all of the assets of FTI Fund will be acquired by, and in exchange for, shares of Franklin Large Cap Growth Fund ("Franklin Fund"), a series of Franklin Strategic Series ("Franklin Trust").

      The Meeting will be held at [600 Fifth Avenue New York, New York 10020] on March 22, 2002 at [ ] p.m. Eastern time. The Board of Trustees of FTI Trust on behalf of FTI Fund is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about February [ ], 2002.

      If FTI Fund shareholders vote to approve the Plan, you will receive shares of Franklin Fund equal in value to your investment in FTI Fund. FTI Fund will then be liquidated and dissolved.

      Both FTI Fund and Franklin Fund invest primarily in securities of large capitalization growth companies. Also, the investment goals of FTI Fund and Franklin Fund are substantially the same. Franklin Fund's investment goal is long-term capital appreciation. FTI Fund's investment goal is long-term growth of principal. Fiduciary International, Inc. ("Fiduciary International") serves as investment adviser to FTI Fund. Franklin Advisers, Inc. ("Advisers") serves as investment adviser to Franklin Fund.

   This Prospectus/Proxy Statement gives the information about the proposed reorganization and Franklin Fund that you should know before voting on the Plan. You should retain it for future reference. Additional information about Franklin Fund and the proposed reorganization has been filed with the SEC and can be found in the following documents:

[ ] The Prospectus of Franklin Fund - Advisor Class dated September 1, 2001 (the "Franklin Fund Advisor Class Prospectus"), is attached to and considered a part of this Prospectus/Proxy Statement.

[ ] The Annual Report to Shareholders of Franklin Fund dated April 30, 2001, which contains financial and performance information for Franklin Fund, is attached to and considered a part of this Prospectus/Proxy Statement.

[ ] A Statement of Additional Information dated February [ ], 2002 relating to this Prospectus/Proxy Statement has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

      You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above without charge by calling 1-800/DIAL-BEN(R) or by writing to Franklin Fund or FTI Trust at P.O. Box 997151, Sacramento, CA 95899-9983.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                     SUMMARY

      This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit
A), the Franklin Fund Advisor Class Prospectus (enclosed as Exhibit B) and the Annual Report to Shareholders of Franklin Fund (enclosed as Exhibit C).

WHAT PROPOSAL AM I VOTING ON?

      At a meeting held on January 16, 2002, the Board of Trustees of FTI Trust on behalf of FTI Fund considered a proposal to merge FTI Fund into Franklin Fund, approved the Plan and voted to recommend that shareholders of FTI Fund vote to approve the Plan. If shareholders of FTI Fund vote to approve the Plan, it will result in the transfer of substantially all of FTI Fund's assets to Franklin Fund, in exchange for shares of Franklin Fund of equal value. The shares of Franklin Fund will then be distributed to FTI Fund shareholders and FTI Fund will be completely liquidated and dissolved. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of FTI Fund and will become a shareholder of Franklin Fund. The exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place.

      Your shares of FTI Fund will be exchanged for shares of Franklin Fund of equal value.

      Advisers manages Franklin Fund. The investment goals of FTI Fund and Franklin Fund are substantially the same. However, Franklin Fund has policies that are similar, but not identical, to those of FTI Fund. For the reasons set forth in the "Reasons for the Transaction" section of this Prospectus/Proxy Statement, the Board of Trustees of FTI Trust, on behalf of FTI Fund, has determined that the Transaction is in the best interests of the shareholders of FTI Fund. The Board of Trustees of both FTI Trust and Franklin Trust also concluded that no dilution in value would result to the shareholders of FTI Fund or Franklin Fund as a result of the Transaction.

                   THE BOARD OF TRUSTEES RECOMMENDS THAT YOU
                            VOTE TO APPROVE THE PLAN.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

    Shareholders who own shares at the close of business on February 15, 2002 will be entitled to vote at the Meeting, and will be entitled to one vote for each dollar (and a fractional vote for each fractional dollar thereof) of net asset value (computed as the number of shares owned times the net asset value per share) of shares. Approval of the Transaction requires the affirmative vote of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented ("Affirmative Majority Vote").

    Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card or voting by telephone or over the Internet. If you vote by any of these three methods, the persons appointed as proxies will officially cast your votes at the Meeting.

    You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

                    COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS AND POLICIES OF THE FUNDS COMPARE?

      Both FTI Fund and Franklin Fund invest primarily in securities of large capitalization growth companies. Also, FTI Fund and Franklin Fund's investment goals are substantially the same. The investment goal of Franklin Fund is long-term capital appreciation. FTI Fund's investment goal is long-term growth of principal. Although both FTI Fund and Franklin Fund (the "Funds") focus on equity investments in large capitalization companies, there are differences in the strategies pursued by each Fund.

    The main difference between the strategies of FTI Fund and Franklin Fund is that FTI Fund can invest up to 10% of its assets in foreign securities and 20% in ADRs, while Franklin Fund may invest up to 25% of its assets in foreign securities.

    For more information about the investment goals and policies of FTI Fund and Franklin Fund, please see the section "Comparison of Investment Goals and Policies."

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

      Investments in Franklin Fund and FTI Fund involve risks common to most mutual funds. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goals. Both Funds are subject to the risks posed by investing in the equity securities of large capitalization growth companies.

      The risks associated with an investment in each Fund are similar and include stocks, growth style investing, sectors, and foreign securities. Franklin Fund may invest up to 25% of its assets in foreign securities. FTI Fund may invest up to 10% of its net assets in equity securities of foreign growth companies that meet the criteria applicable to U.S. securities and up to 20% of its net assets in American Depositary Receipts (ADRs).

      For more information about the risks of the Funds, see the section "What are the risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals and Policies."

WHO MANAGES THE FUNDS?

      The management of the business and affairs of the Funds is the responsibility of the Board of Trustees of FTI Trust (in the case of FTI Fund) and the Board of Trustees of Franklin Trust (in the case of Franklin Fund). Each Fund is an open-end, registered management investment company, commonly referred to as a "mutual fund." Franklin Trust was organized as a Delaware business trust on January 25, 1991 and is registered with the SEC. FTI Trust was organized as a Massachusetts business trust on October 18, 1995 and also is registered with the SEC.

    Fiduciary International is the investment manager of FTI Fund. Advisers manages the assets for Franklin Fund. Fiduciary International is an indirect, wholly owned subsidiary of Resources and Advisers is a wholly owned subsidiary of Resources. Resources is a publicly owned company engaged in various aspects of the financial services industry through its subsidiaries. Together, Fiduciary International, Advisers and their respective affiliates serve as investment manager or administrator to 53 registered investment companies, with approximately 162 U.S.-based funds or series. They have over $261 billion in combined assets under management for more than 5 million U.S.-based mutual fund shareholder and other accounts. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

The team responsible for Franklin Fund's day-to day management is:

THERESA F. SPATH CFA, PORTFOLIO MANAGER OF ADVISERS Ms. Spath has been a manager of Franklin Fund since its inception. She joined Franklin Templeton Investments in 1994.

EDWARD B. JAMIESON, EXECUTIVE VICE PRESIDENT OF ADVISERS Mr. Jamieson has been a manager of Franklin Fund since its inception. He joined Franklin Templeton Investments in 1987.

MATT MOBERG CPA, PORTFOLIO MANAGER OF ADVISERS Mr. Moberg has been a manager of Franklin Fund since 2000. He joined Franklin Templeton Investments in 1998.

The team responsible for FTI Fund's day-to day management is:

ALISON SCHATZ, SENIOR VICE PRESIDENT OF FIDUCIARY TRUST COMPANY
International Ms. Schatz has been a manager of FTI Fund since 1999. She joined Fiduciary Trust Company International in 1985.

COLEEN BARBEAU, SENIOR VICE PRESIDENT OF FIDUCIARY TRUST COMPANY
International Ms. Barbeau has been a manager of FTI Fund since its inception. She joined Fiduciary Trust Company International in 1983.

    Franklin Fund has a management agreement with Advisers under which Advisers receives a management fee based on the schedule below:

------------------------------------------------------
ANNUAL RATE     NET ASSETS
------------------------------------------------------
0.500%          First $500 million
0.400%          Over $500 million-1.0 billion
0.350%          Over $1.0-1.5 billion
0.300%          Over $1.5-6.5 billion
0.275%          Over $6.5-11.5 billion
0.250%          Over $11.5-16.5 billion
0.240%          Over $16.5-19.0 billion
0.230%          Over $19-21.5 billion
0.220%          Over $21.5 billion
------------------------------------------------------

    FTI Fund has a management agreement with Fiduciary International under which Fiduciary International receives a management fee based on the schedule below:

          ------------------------------------------------------
          ANNUAL RATE     AVERAGE DAILY NET ASSETS
          0.750%          All assets
          ------------------------------------------------------

    Franklin Fund also pays a separate administration fee to FT Services equal to:

          ------------------------------------------------------
          ANNUAL RATE     AVERAGE DAILY NET ASSETS
          ------------------------------------------------------
          0.200%          All assets
          ------------------------------------------------------

    FTI Trust pays a separate administration fee to FT Services equal to:

          ------------------------------------------------------
          ANNUAL RATE     AVERAGE DAILY NET ASSETS
          ------------------------------------------------------
          0.200%          All assets
          ------------------------------------------------------


WHAT ARE THE FEES AND EXPENSES OF EACH OF THE FUNDS AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

      The table below describes the fees and expenses of the Funds for the 12-month period ended October 31, 2001.

                                  FEE TABLE FOR
                           FTI FUND AND FRANKLIN FUND

                                           ACTUAL+               PROJECTED++
                                          -------------------------------------
                                                                 FRANKLIN
                                                                   FUND-
                                                       FRANKLIN  ADVISOR
                                                         FUND-    CLASS
                                              FTI      ADVISOR    AFTER
                                              FUND      CLASS   TRANSACTION
-------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
 Maximum Sales Charge
 (as a percentage of Offering Price)          None       None      None
   Paid at time of purchase                   None       None      None
   Paid at time of redemption                 None       None      None
 Exchange Fee (per transaction)               None       None      None

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
 Management Fees                                0.75%     0.50%/3   0.50%
 Distribution and service (12b-1) Fees          None/1     None      None
 Other Expenses                                 0.80%/2   0.51%     0.50%
                                          ---------------------------------
 Total Annual Fund Operating Expenses         1.55%/2     1.01%/3   1.00%
                                          =================================
 Management Fee Reduction                     0.00%      -0.03%/3  -0.02%
                                          =================================
 Net Annual Fund Operating Expenses           1.55%/2     0.98%/3   0.98%
                                          =================================

+ Information for FTI Fund and Franklin Fund is provided for the 12 month period ended October 31, 2001.
++ Projected expenses based on current and anticipated Franklin Fund expenses. * If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
1. FTI Fund did not pay or accrue the distribution and service (12b-1) fee during the fiscal year ended November 30, 2001. FTI Fund has no present intention of paying or accruing the distribution and service (12b-1) fee during the fiscal year ending November 30, 2002.
2. For the period ended October 31, 2001, FTI Fund's manager agreed to assume as its own certain operating expenses otherwise payable by the Fund. With this reduction, other expenses of the Fund equaled 0.33% and total operating expenses of the Fund equaled 1.08%.
3. For the period ended October 31, 2001, Franklin Fund's administrator agreed to limit its fees and to assume as its own certain operating expenses otherwise payable by the Fund. The Fund's manager agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With these reductions, management fees were 0.47%, other expenses of the Fund were 0.48% and total fund operating expenses were 0.95%.

EXAMPLE

   This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

[ ] You invest $10,000 for the periods shown;
[ ] Your investment has a 5% return each year;
[ ] The Fund's operating expenses remain the same; and
[ ] You sell your shares at the end of the periods shown.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                ------     -------     -------    --------
FTI Fund                         $158        $490       $845       $1,845
Franklin Fund - Advisor Class
                                 $100        $312       $542       $1,201
Projected Franklin Fund -
Advisor Class (after             $100        $312       $542       $1,201
transaction)

HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

The performance of the Funds as of December 31, 2001, is shown below:

      AVERAGE ANNUAL TOTAL RETURNS

     ------------------------------------------------------------------
                          INCEPTION                          SINCE
                            DATE       1 YEAR    2 YEARS   INCEPTION/1
     ------------------------------------------------------------------
     FTI Fund               1/11/98      1%       [  ]%      [  ]%
     ------------------------------------------------------------------
     Franklin               6/23/99      1%       [  ]%      [  ]%
     Fund-Advisor Class
     ------------------------------------------------------------------

1. The average annual total returns listed are based on the inception dates for the FTI Fund and Franklin Fund, respectively. These dates are different, as noted in the table.

WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

      The Franklin Fund Advisor Class Prospectus (enclosed as Exhibit B) as well as the current Annual Report to Shareholders (enclosed as Exhibit C) contain additional financial information about Franklin Fund. The Annual Report to Shareholders of Franklin Fund also has discussions of Franklin Fund's performance during the fiscal year ended April 30, 2001. Also, the current Semi-Annual Report to Shareholders of Franklin Fund contains more financial information about Franklin Fund as well as discussion of Franklin Fund's performance during the six month period ended October 31, 2001.

      The FTI Fund Prospectus, as well as the Annual Report to Shareholders for FTI Fund, contain more financial information about FTI Fund. These documents are available free of charge upon request (see the section "Information About FTI Fund").

    The financial highlights for Franklin Fund have been audited by PricewaterhouseCoopers LLP for the two years ended April 30, 2001.

                              FINANCIAL HIGHLIGHTS
                         FRANKLIN LARGE CAP GROWTH FUND

                                   SIX MONTHS
                                      ENDED
                                     OCTOBER
                                   31, 2001   YEAR ENDED APRIL 30,
                                             ---------------------
ADVISOR CLASS                     (UNAUDITED)  2001      2000/e
-----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
throughout the period)
Net asset value, beginning of
period                               $11.58    $14.88    $10.00
                                  -------------------------------
Income from investment
operations:
  Net investment income (loss)/a        .05     - /d       (.01)
  Net realized and unrealized
gains (losses)                        (2.80)    (3.26)     4.91
                                  -------------------------------

Total from investment operations      (2.75)    (3.26)     4.90
                                  -------------------------------
Less distributions from:
  Net investment income                    -     (.02)     (.02)
  Net realized gains                       -     (.02)          -
                                  -------------------------------
Total distributions                        -     (.04)     (.02)
                                  -------------------------------
Net asset value, end of period         $8.83   $11.58    $14.88
                                  ===============================
Total return/b                        (23.75)% (21.95)%   49.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)     $9,425   $17,771   $19,902
Ratios to average net assets:
  Expenses                              1.00% /c  .90%      .90%
  Expenses excluding waiver and         1.03% /c  .92%     1.06%
payments by affiliate
  Net investment income (loss)           .88% /c  .01%     (.06)%
Portfolio turnover rate                72.68%  106.17%    93.95%

a.  Based on average shares outstanding.
b.  Total return is not annualized.
c.  Annualized.
d.  Includes net investment income in the amount of $.001.
e.  For the period June 7, 1999 (effective date) to April 30, 2000.

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

      CUSTODY SERVICES. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as the custodian of the securities and other assets of Franklin Fund. JPMorgan Chase Bank, MetroTech Center, Brooklyn, NY 11245, acts as the custodian of the securities and other assets of FTI Fund.

The Funds use the same service providers for the following services:

      TRANSFER AGENCY SERVICES. Investor Services, a wholly owned subsidiary of Resources, is the shareholder servicing agent and acts as the transfer agent and dividend-paying agent for FTI Fund and Franklin Fund.

      ADMINISTRATIVE SERVICES. FT Services, a wholly owned subsidiary of Resources, provides certain administrative facilities and services to Franklin Fund and FTI Fund under the same terms and conditions.

      DISTRIBUTION SERVICES. Distributors acts as the principal underwriter in the continuous public offering of the Funds' shares under the same terms and conditions for the Funds.

      DISTRIBUTION AND SERVICE (12B-1) FEES. Advisor Class of Franklin Fund has not adopted a Rule 12b-1 plan. FTI Trust has adopted a Rule 12b-1 plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of FTI Fund shares. FTI Trust has no present intention to activate the Rule 12b-1 plan and Distributors has no present intention to collect any fees pursuant to the Plan. If FTI Trust were to activate the Rule 12b-1 plan, it would be permitted to pay up to 0.25% of the average net assets of FTI Fund as a distribution fee to Distributors. Because 12b-1 fees would be paid out of FTI Fund's assets on an ongoing basis, over time these fees would increase the cost of your investment and may cost you more than paying other types of sales charges.

      For more information regarding Franklin Fund's distribution expenses, please see "The Underwriter" in its current SAI dated September 1, 2001.

    PURCHASES AND REDEMPTIONS. FTI Fund and Advisor Class shares of Franklin Fund do not impose sales charges, but restrict purchases to certain qualified investors.

    You may sell (redeem) your shares at any time. Shares of Franklin Fund also may be exchanged at NAV for shares of many of the other Franklin Templeton Funds, subject to certain limitations, as provided in the prospectus of the respective Franklin Templeton Fund. Because an exchange is technically a sale and a purchase of shares, an exchange is a taxable transaction.

    Shares of Franklin Fund and FTI Fund may be redeemed at NAV.

    Additional information and specific instructions explaining how to buy, sell, and exchange shares of Franklin Fund and FTI Fund are outlined in the Franklin Fund Advisor Class Prospectus under the heading "Your Account," and FTI Trust Prospectus beginning with the section "How to Purchase Shares," respectively. The accompanying Franklin Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions." These instructions and phone numbers are the same for each Fund.

    DIVIDENDS AND DISTRIBUTIONS. Franklin Fund intends to make a distribution at least annually from its net investment income and any net realized capital gains. FTI Fund pays any dividends quarterly and any capital gains at least annually to shareholders. The amount of any distributions will vary, and there is no guarantee a fund will pay either income dividends or capital gain distributions. Neither FTI Fund nor Franklin Fund pays "interest" or guarantees any amount of dividends or return on an investment in its shares.

    The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in Franklin Fund, see the attached Franklin Fund Prospectus under the heading "Distributions and Taxes." For more information about the tax implications of investments in FTI Fund, see the FTI Fund Prospectus under the heading "Account and Share Information-Tax Information."

                           REASONS FOR THE TRANSACTION

      The Board of Trustees of FTI Trust ("FTI Board") on behalf of FTI Fund has recommended the acquisition of substantially all of the assets of FTI Fund by Franklin Fund in exchange for shares of Franklin Fund and the distribution of such shares to the shareholders of FTI Fund in complete liquidation and dissolution of FTI Fund (the "Transaction") in order to combine FTI Fund with a larger fund that has similar goals and investment policies.

      Meetings of the FTI Board were held on September 12, 2001, November 14, 2001, and January 16, 2002 to consider the proposed Transaction. In addition, the independent Trustees held a separate meeting to consider this matter. The independent Trustees and the FTI Board have been advised on this matter by independent counsel to the Fund.

      The FTI Board requested and received from Advisers written materials containing relevant information about Franklin Fund and the proposed Reorganization, including fee and expense information on an actual and future estimated basis, and comparative performance data.

      The FTI Board considered the potential benefits and costs of the Transaction to shareholders of FTI Fund. The FTI Board reviewed detailed information about: (1) the investment objectives and policies of Franklin Fund,
(2) the portfolio management of Franklin Fund, (3) the financial and organizational strength of Advisers, (4) the comparability of the investment goals, policies, restrictions and investments of FTI Fund with those of Franklin Fund, (5) the comparative short-term and long-term investment performance of Franklin Fund and FTI Fund, (6) the current expense ratios of Franklin Fund and FTI Fund, (7) the expenses related to the transactions, (8) the tax consequences of the Transaction, and (9) the general characteristics of investors in FTI Fund.

      The FTI Board also considered that: (a) the investment advisory fee for Franklin Fund was significantly lower than such fee for FTI Fund; (b) the expenses for shareholders in the combined fund will be significantly lower even taking into account waivers of fees and assumption of expenses by Fiduciary International; (c) Franklin Fund had significantly better performance over the most recent one, and two-year periods; (d) the relatively small asset size of FTI Fund had prevented it from realizing significant economies of scale in reducing its expense ratio (absent waivers of fees and assumption of expenses by Fiduciary International); (e) based on FTI Fund's historical asset growth, its assets were unlikely to grow sufficiently in the foreseeable future to result in significant economies of scale; (f) FTI Fund shareholders would have the ability to invest current account assets in additional investment options, without a sales charge, through the exchange privilege into other Franklin Templeton Funds; (g) FTI Fund shareholders would have the ability in the future to purchase additional shares of many of the Franklin Templeton Funds without a sales charge; and (h) Franklin Fund offers more frequent shareholder reporting.

      Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the FTI Board, including all of the Trustees who are not interested persons of FTI Fund, concluded that the Transaction is in the best interests of the shareholders of FTI Fund and that no dilution of value would result to the shareholders of FTI Fund from the Transaction. It approved the Plan on January 16, 2002 and recommended that shareholders of FTI Fund vote to approve the Transaction.

      The Board of Trustees of Franklin Trust, on behalf of Franklin Fund, also concluded that the Transaction is in the best interests of the shareholders of Franklin Fund and that no dilution of value would result to the shareholders of Franklin Fund from the Transaction.

      FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN.

                        INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan. You should read the actual Plan. It is attached as Exhibit A.

HOW WILL THE TRANSACTION BE CARRIED OUT?

      If the shareholders of FTI Fund approve the Plan, the Transaction will take place after various conditions are satisfied by FTI Trust, on behalf of FTI Fund, and by Franklin Trust, on behalf of Franklin Fund, including the preparation of certain documents. FTI Trust and Franklin Trust will determine a specific date, called the "closing date," for the actual Transaction to take place. If the shareholders of FTI Fund do not approve the Plan, the Transaction will not take place.

      Until the close of business on the day of the Meeting, you may continue to add to your existing account subject to your applicable minimum additional investment amount or buy additional shares through the reinvestment of dividend and capital gain distributions. If shareholders of FTI Fund approve the Plan at the Meeting, shares of FTI Fund will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans.

      If the shareholders of FTI Fund approve the Plan, FTI Fund will transfer substantially all of its assets on the closing date, which is scheduled for March 28, 2002 or such other later date as FTI Trust and Franklin Trust may agree, to Franklin Fund. In exchange, Franklin Trust will issue shares of Franklin Fund that have a value equal to the dollar value of the assets delivered to Franklin Fund. FTI Trust will distribute the Franklin Fund shares it receives to the shareholders of FTI Fund. Each shareholder of FTI Fund will receive a number of Franklin Fund shares with an aggregate net asset value equal to the aggregate net asset value of his or her shares of FTI Fund. The stock transfer books of FTI Fund will be permanently closed as of 4:00 p.m. Eastern time on the closing date. FTI Fund will only accept requests for redemptions received in proper form before 4:00 p.m. Eastern time on the closing date. Requests received after that time will be considered requests to redeem shares of Franklin Fund. As soon as is reasonably practicable after the transfer of its assets, FTI Fund will pay or make provision for payment of all its liabilities. FTI Fund will then terminate its existence as a separate series of FTI Trust.

      To the extent permitted by law, FTI Trust and Franklin Trust may agree to amend the Plan without shareholder approval. If any amendment is made to the Plan which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval.

      Each of FTI Trust and Franklin Trust has made representations and warranties in the Plan that are customary in matters such as the Transaction. The obligations of FTI Trust and Franklin Trust under the Plan with respect to FTI Fund or Franklin Fund are subject to various conditions, including:

o Franklin Trust's Registration Statement on Form N-14 under the Securities Act of 1933 shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

o   the shareholders of FTI Fund shall have approved the Transaction;

o FTI Trust and Franklin Trust shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for Federal income tax purposes for FTI Fund, Franklin Fund or their shareholders; and

o the issuance of an order from the SEC, for which an application has been filed with the SEC and the parties believe will be issued, that the Transaction is exempt from Section 17(a) of the 1940 Act, which prohibits an affiliated person of a mutual fund, or any affiliated person of such person acting as principal, knowingly to sell any security or other property to the mutual fund or to purchase from the mutual fund any security or other property.

      If FTI Trust and Franklin Trust agree, the Plan may be terminated or abandoned at any time before or, to the extent permitted by law, after the approval of the shareholders of FTI Fund.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

      The expenses resulting from the Transaction, including the costs of filing an exemptive order application with the SEC and the proxy solicitation, are estimated to be $36,765, of which [FTI Fund will pay $9,191].

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

      The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from FTI Trust, on behalf of FTI Fund, and Franklin Trust, on behalf of Franklin Fund, it is the opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to Franklin Fund, that shareholders of FTI Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of FTI Fund for shares of Franklin Fund and that neither Franklin Fund nor its shareholders will recognize any gain or loss upon Franklin Fund's receipt of the assets of FTI Fund.

      After the Transaction, you will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Transaction in light of your particular circumstances. You should also consult your tax advisor regarding state and local tax consequences, if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT THE SHARES OF FRANKLIN FUND?

      Advisor Class Shares of Franklin Fund will be distributed to shareholders of FTI Fund and generally will have the same legal characteristics as the shares of FTI Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability. Franklin Fund is a series of Franklin Trust and FTI Fund is a series of FTI Trust. FTI Trust is organized as a Massachusetts business trust. Franklin Trust is organized as a Delaware business trust. Former shareholders of FTI Fund whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Franklin Fund until FTI Fund certificates have been returned.


WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

      The following table sets forth, as of December 31, 2001, the capitalization of FTI Fund and Franklin Fund. The table also shows the projected capitalization of Franklin Fund as adjusted to give effect to the proposed Transaction. The capitalization of Franklin Fund and its classes is likely to be different when the Transaction is consummated.

                                                                 FRANKLIN
                                 FTI                         FUND - PROJECTED
                                 FUND      FRANKLIN FUND     AFTER TRANSACTION
                              (UNAUDITED)   (UNAUDITED)         (UNAUDITED)
----------------------------------------------------------------------------
NET ASSETS
Class A                                    $ 54,977,029.06    $  54,977,029.06
Class B                                    $  7,383,873.50    $   7,383,873.50
Class C                                    $ 44,925,767.90    $  44,925,767.90
FTI Fund Class/
Franklin Fund-Advisor
Class*                     $ 20,181,685.39 $  3,009,323.94    $ 23,191,009.33
NET ASSET VALUE PER SHARE
Class A                                    $ 9.82             $ 9.82
Class B                                    $ 9.66             $ 9.66
Class C                                    $ 9.66             $ 9.66
FTI Fund Class/
Franklin Fund-Advisor      $  6.92         $ 9.88             $ 9.88
Class*
SHARES OUTSTANDING
Class A                                    5,599,553.640      5,599,553.640
Class B                                    764,206.282        764,206.282
Class C                                    4,648,442.830      4,648,442.830
FTI Fund Class/
Franklin Fund-Advisor
Class*                     2,916,652.56    304,656.818        2,347,337.525

*FTI Fund only offers one class of shares. Franklin Fund has five classes of shares, including Advisor Class. As of December 31, 2001, Franklin Fund offered four classes of shares.


                  COMPARISON OF INVESTMENT GOALS AND POLICIES

      This section describes the key differences between the investment policies of FTI Fund and Franklin Fund, and certain noteworthy differences between the investment goals and policies of these Funds. For a complete description of Franklin Fund's investment policies and risks, you should read the Franklin Fund Advisor Class Prospectus, which is attached to this Prospectus/Proxy Statement as Exhibit B.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS AND STRATEGIES OF THE FUNDS?

    There are several important differences between the Funds.

    The investment goal of Franklin Fund is long-term capital appreciation. FTI Fund's investment goal is long-term growth of principal. Although each of these Funds focuses on equity investments of large capitalization companies, there are differences in the strategies pursued by FTI Fund and Franklin Fund.

    Franklin Fund seeks to achieve its investment goal by investing at least 80% of its net assets in equity securities of well-established large cap growth companies with market cap values within the top 50% of companies in the Russell 1000 Index at the time of purchase. That index consists of 1,000 large companies that have publicly traded securities. Advisers seeks to invest in securities of companies across a wide range of industries that have above-average growth potential and that are highly competitive within their industry. Franklin Fund may invest up to 25% of its assets in foreign securities.

    FTI Fund seeks to achieve its investment objective by investing at least 80% of its assets in equity securities of companies with market capitalizations in excess of $5 billion at the time of purchase that Fiduciary International believes are of above-average financial quality and offer the prospect for above-average growth of earnings, cash flow or assets relative to the companies that comprise the Standard & Poor's 500 Composite Stock Price Index (S&P 500). In selecting securities for FTI Fund, its adviser considers earnings growth, relative valuation measures and quality of company management. FTI Fund may invest up to 10% of its net assets in equity securities of foreign growth companies that meet the criteria applicable to U.S. securities and up to 20% of its net assets in American Depositary Receipts (ADRs).

    The main difference between the portfolios of FTI Fund and Franklin Fund is that FTI Fund can invest up to 10% of its assets in foreign securities and 20% in ADRs, while Franklin Fund is limited to 25% exposure in foreign securities.


HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

      Policies or restrictions that are deemed fundamental may not be changed by FTI Fund or Franklin Fund without the approval of an Affirmative Majority Vote of the applicable Fund's shareholders. Set forth below is a description of the differences between the Funds' fundamental investment policies or restrictions.

      BORROWING FTI Fund may borrow money, directly or indirectly, to the maximum extent permitted under the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff and any exemptive order or similar relief granted to FTI Fund (collectively, the "1940 Act Laws, Interpretations and Exemptions"). FTI Fund has a non-fundamental policy (which means it may be changed by the Board of Trustees without the approval of shareholders) that restricts the Fund from borrowing money in excess of 5% of the value of its net assets.

      Franklin Fund is restricted from borrowing money, except that it may borrow money from banks or affiliated investment companies to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the SEC, or for temporary or emergency purposes and then in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed).

      SENIOR SECURITIES FTI Fund may issue senior securities to the maximum extent permitted by the 1940 Act Laws, Interpretations and Exemptions. FTI Fund has a non-fundamental policy that restricts short sales of securities.

      Franklin Fund is restricted from issuing securities senior to its presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit Franklin Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts or repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

      COMMODITIES Neither Fund may purchase or sell physical commodities, except FTI Fund may purchase securities of companies that deal in commodities, financial futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash. Franklin Fund only may enter into financial futures contracts, options thereon, and forward contracts.

      REAL ESTATE The Funds may not purchase or sell real estate, provided that this restriction does not prevent FTI Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. FTI Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

      Franklin Fund only may buy or sell securities of real estate investment trusts.

WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

      Like all investments, an investment in either of the Funds involves risk. There is no assurance that the Funds will meet their investment goals. The achievement of the Funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills.

      STOCKS While stocks historically have outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Recent economic events have had an adverse effect on the stock prices of most companies.

      GROWTH STYLE INVESTING The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks are often more expensive relative to their earnings or assets compared to value or other stocks, and if those valuations return to more historical norms, the prices of such growth stocks may moderate or fall. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because each Fund invests in growth stocks, its share price may be more volatile than other types of investments.

      SECTOR FOCUS In allocating investments to particular sectors in FTI Fund, Fiduciary International will consider the weighting in that sector within the Russell 1000 Growth Index ("Russell 1000 Growth"). Fiduciary International's allocation to any given sector will not necessarily correlate with the Russell 1000 Growth's allocation, depending upon Fiduciary International's perceptions regarding current economic and market conditions. In choosing individual equity investments for Franklin Fund, Advisers considers sectors that have superior growth potential and the fast growing, innovative companies within these sectors. Consequently, Franklin Fund, from time to time, may have significant positions in particular sectors such as technology (including electronic technology, technology services, biotechnology and health technology) and telecommunications. To the extent that Franklin Fund has significant investments in one or a few sectors, it bears the risk that the sector, or sectors, will underperform the other sectors or the market as a whole. Also, Franklin Fund's performance will be more susceptible to any economic, business or other developments that affect that sector than a fund that maintains broad sector diversification.

      Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies, which may make a company's products or services obsolete in a short period of time. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins.

      ELECTRONIC TECHNOLOGY AND TECHNOLOGY SERVICES COMPANIES These companies face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

      TELECOMMUNICATION COMPANIES In addition to risks faced by the technology sector in general, telecommunication companies may be adversely affected by international, federal, and state regulations to which they are subject. In addition, this sector has been undergoing deregulation to enable increased competition, which could affect these companies.

      BIOTECHNOLOGY AND HEALTH TECHNOLOGY COMPANIES Investors tend to react quickly to developments that affect the biotechnology and health technology industries. In the past, the biotechnology and health technology sectors have experienced considerable volatility in reaction to research and other business developments which may affect only one, or a few companies within these sectors. In comparison to more developed industries, there may be a thin trading market in biotechnology and health technology securities, and adverse developments in the biotechnology and health technology sectors may be more likely to result in decreases in the value of biotechnology and health technology stocks. Stock prices often change collectively without regard to the merits of individual companies.

      FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

      CURRENCY EXCHANGE RATES Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth less U.S. dollars. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear at this time.

      POLITICAL AND ECONOMIC DEVELOPMENTS The political, economic and social structures of some foreign countries may be more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

      TRADING PRACTICES Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

      An Affirmative Majority Vote of the shareholders entitled to vote is necessary to approve the Plan for the Fund. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of FTI Fund held at the close of business on February 15, 2002 (the "Record Date"). If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

      Under relevant state law and FTI Trust's governing documents, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved, and will have the same effect as a vote against the Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

      You can vote in any one of four ways:

           o By mail, with the enclosed proxy card.

           o In person at the Meeting.

           o By telephone or through the Internet; a control number is provided on your proxy card and separate instructions are enclosed.

      A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

CAN I REVOKE MY PROXY?

      You may revoke your proxy at any time before it is voted by sending a written notice to FTI Trust expressly revoking your proxy, by signing and forwarding to FTI Trust a later-dated proxy, or by attending the Meeting and voting in person.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

      The Board of Trustees of FTI Trust does not intend to bring any matters before the Meeting other than those described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

      Shareholders of record of FTI Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were [ ] outstanding shares of FTI Fund.


WHAT OTHER SOLICITATIONS WILL BE MADE?

      FTI Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. FTI Trust may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of FTI Trust without extra pay, may conduct additional solicitations by telephone, personal interviews, and other means. The costs of any such additional solicitation and of any adjourned session will be shared [one-quarter by FTI Fund, one-quarter by Franklin Fund, one-quarter by Fiduciary International, and one-quarter by Advisers.]

ARE THERE DISSENTERS' RIGHTS?

      Shareholders of FTI Fund will not be entitled to any "dissenters' rights" since the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at Net Asset Value until the closing date. After the closing date, you may redeem your Franklin Fund shares or exchange them for shares of certain other funds in the Franklin Templeton Funds, subject to the terms in the prospectus of the respective fund.

                         INFORMATION ABOUT FRANKLIN FUND

      Information about Franklin Fund is included in the Franklin Fund Advisor Class Prospectus, which is attached to and considered a part of this Prospectus/Proxy Statement. Additional information about Franklin Fund is included in its Advisor Class SAI dated September 1, 2001, which is incorporated into the applicable Prospectus and considered a part of this Prospectus/Proxy Statement. The Franklin Fund's Annual Report to Shareholders for the fiscal year ended April 30, 2001, is attached to and considered a part of this Prospectus/Proxy Statement. Also, the current Semi-Annual Report to Shareholders of Franklin Fund contains more financial information about Franklin Fund during the six month period ended October 31, 2001. You may request a free copy of the SAI and other information by calling 1-800/DIAL-BEN(R) or by writing to Franklin Fund at P.O. Box 997151, Sacramento, CA 95899-9983.

      Franklin Trust files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at HTTP://WWW.SEC.GOV.

                             INFORMATION ABOUT FTI FUND

      Information about FTI Fund is included in the current FTI Fund Prospectus, as well as the FTI Fund SAI dated March 31, 2001, and in FTI Trust's Annual Report to Shareholders dated November 30, 2001. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to FTI Fund by calling 1-800/DIAL BEN(R) or by writing to FTI Trust at P.O. Box 997151, Sacramento, CA 95899-9983. Reports and other information filed by FTI Trust can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at HTTP://WWW.SEC.GOV.

                           PRINCIPAL HOLDERS OF SHARES

      As of the Record Date, the officers and trustees of FTI Trust, as a group, owned of record and beneficially [[ ]% of FTI Fund] [less than 1% of the outstanding voting shares of FTI Fund. In addition, as of the Record Date, the officers and trustees of Franklin Trust, as a group, owned of record and beneficially [[ ]% of Franklin Fund - Advisor Class][less than 1% of the outstanding voting shares of Franklin Fund - Advisor Class] [and less than 1% of the outstanding voting shares of Franklin Fund's other classes]. From time to time, the number of fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. Except as listed below, as of the Record Date, no other person of record owned 5% or more of the outstanding shares of any class of Franklin Fund or FTI Fund.


NAME AND ADDRESS                    SHARE CLASS     PERCENTAGE (%)
---------------------------------------------------------------------






                                    GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the investment manager for Franklin Fund

DISTRIBUTORS - Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for the Funds

FIDUCIARY INTERNATIONAL - Fiduciary International, Inc, 600 Fifth Avenue, New York, NY 10020, the investment manager for FTI Fund

FIDUCIARY TRUST COMPANY INTERNATIONAL - Fiduciary Trust Company International, Inc., 600 Fifth Avenue, New York, NY 10020, the parent company of Fiduciary International. Fiduciary Trust Company International is a wholly-owned subsidiary of Resources.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.

FRANKLIN TEMPLETON INVESTMENTS - All registered investment companies and other accounts managed by various subsidiaries of Franklin Resources, Inc., a publicly owned holding company

FT SERVICES - Franklin Templeton Services, LLC, the administrator for FTI Fund and Franklin Fund

INVESTOR SERVICES - Franklin Templeton Investor Services, LLC, One Franklin Parkway, San Mateo, CA 94403-1906, the shareholder servicing and transfer agent to FTI Fund and Franklin Fund

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting a fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding. Advisor Class Shares of Franklin Fund are offered at the NAV.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States

                  EXHIBITS TO PROSPECTUS AND PROXY STATEMENT
EXHIBIT
-------------------------------------------------------------------------------

      A    Agreement and Plan of Reorganization by FTI Funds on behalf of FTI
Large Capitalization Growth Fund and Franklin Strategic Series on behalf of Franklin Large Cap Growth Fund (attached)

      B    Prospectus of Franklin Large Cap Growth Fund - Advisor Class dated
September 1, 2001 (enclosed)

      C    Annual Report to Shareholders of Franklin Large Cap Growth Fund
dated April 30, 2001 (enclosed)




                                   EXHIBIT A



                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan"), is made as of this [ ] day of [ ], 2002, by and between FTI Funds ("FTI Trust"), a business trust created under the laws of The Commonwealth of Massachusetts in 1995 with its principal place of business at One Franklin Parkway, San Mateo, California 94403, on beha1f of its series, FTI Large Capitalization Growth Fund ("FTI Fund"), and Franklin Strategic Series ("Franklin Trust"), a business trust created under the laws of the State of Delaware in 1991 with its principal place of business at One Franklin Parkway, San Mateo, California 94403, on beha1f of its series, Franklin Large Cap Growth Fund ("Franklin Fund").

                             PLAN OF REORGANIZATION

      The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by Franklin Trust on behalf of Franklin Fund, of substantially all of the property, assets and goodwill of FTI Fund in exchange solely for full and fractional shares of beneficial interest, par value $0.01 per share, of Franklin Fund - Advisor Class ("Franklin Fund Shares"); (ii) the distribution of Franklin Fund Shares to the shareholders of FTI Fund ("FTI Fund Shares"), according to their respective interests in FTI Fund in complete liquidation of FTI Fund; and (iii) the dissolution of FTI Fund as soon as is practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

                                    AGREEMENT

      In order to consummate the Plan and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.    SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF FTI FUND.
      --------------------------------------------------------------------

    (a) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of Franklin Trust on behalf of Franklin Fund herein contained, and in consideration of the delivery by Franklin Trust of the number of Franklin Fund Shares hereinafter provided, FTI Trust on behalf of FTI Fund agrees that it will convey, transfer and deliver to Franklin Trust at the Closing all of FTI Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on FTI Fund's books as liability reserves;
(ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date and excluding those liabilities that would otherwise be discharged at a later date in the ordinary course of business; and (iii) pay such contingent liabilities as the Board of Trustees of FTI Trust shall reasonably deem to exist against FTI Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on FTI Fund's books (hereinafter "Net Assets"). Franklin Trust shall not assume any liability of FTI Fund and FTI Fund shall use its reasonable best efforts to discharge all of its known liabilities, so far as may be possible, from the cash and bank deposits described above. FTI Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

    (b) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of FTI Trust on behalf of FTI Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Franklin Trust agrees at the Closing to deliver to FTI Trust the number of Franklin Fund Shares, determined by dividing the net asset value per share of the FTI Fund Shares by the net asset value per share of Franklin Fund Shares, and multiplying the result thereof by the number of outstanding FTI Fund Shares, as of 4:00 p.m. Eastern time on the Closing Date. The number of Franklin Fund Shares delivered to FTI Trust shall have an aggregate net asset value equal to the value of the FTI Fund's Net Assets, all determined as provided in Section 2 of this Plan and as of the date and time specified therein.

    (c) Immediately following the Closing, FTI Trust shall dissolve FTI Fund and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, Franklin Fund Shares received by FTI Fund pursuant to this
Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of FTI Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Franklin Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of FTI Fund shall be entitled to surrender the same to the transfer agent for Franklin Fund in exchange for the number of Franklin Fund Shares into which the FTI Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Franklin Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of FTI Fund shall be deemed for all Franklin Fund's purposes to evidence ownership of the number of Franklin Fund Shares into which the FTI Fund Shares (which prior to the Closing were represented thereby) have been converted.

    (d) At the Closing, each shareholder of record of FTI Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 8(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of FTI Fund that such person had on such Distribution Record Date.

    (e) All books and records relating to FTI Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder, shall be available to Franklin Trust from and after the date of this Agreement, and shall be turned over to Franklin Trust on or prior to the Closing.



2.    VALUATION.
      ---------

    (a) The value of Franklin Fund Shares and FTI Fund's Net Assets to be acquired by Franklin Fund hereunder shall in each case be computed as of 4:00 p.m. Eastern time on the Closing Date unless on such date (a) the New York Stock Exchange ("NYSE") is not open for unrestricted trading or (b) the reporting of trading on the NYSE or elsewhere is disrupted or (c)any other extraordinary financial event or market condition occurs (all such events described in (a), (b) or (c) are each referred to as a "Market Disruption"). The net asset value per share of the Franklin Fund Shares and the value of the FTI Fund's Net Assets shall be computed in accordance with the valuation procedures set forth in the respective prospectuses of Franklin Fund and FTI Fund.

    (b) In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value of Franklin Fund Shares or the value of FTI Fund's Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

    (c) All computations of value regarding the net asset value of the Franklin Fund Shares and the value of FTI Fund's Net Assets shall be made by the investment advisor to Franklin Fund; provided, however, that all computations of value shall be subject to review by FTI Fund.

3. CLOSING AND CLOSING DATE. The Closing Date shall be March 28, 2002, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of FTI Trust at 5:00 p.m., Eastern time, on the Closing Date. FTI Trust on behalf of FTI Fund shall have provided for delivery as of the Closing of those Net Assets of FTI Fund to be transferred to the account of Franklin Fund's custodian, Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286. Also, FTI Trust on behalf of FTI Fund shall deliver at the Closing a list of names and addresses of the shareholders of record of FTI Fund Shares and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 4:00 p.m. Eastern time on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. Franklin Trust on behalf of Franklin Fund shall issue and deliver a certificate or certificates evidencing the shares of beneficial interest of Franklin Fund to be delivered to the account of FTI Fund at said transfer agent registered in such manner as the officers of FTI Trust on behalf of FTI Fund may request, or provide evidence satisfactory to FTI Trust that such Franklin Fund Shares have been registered in an account on the books of Franklin Fund in such manner as the officers of FTI Trust on behalf of FTI Fund may request.

4.    REPRESENTATIONS AND WARRANTIES BY FRANKLIN TRUST ON BEHALF OF FRANKLIN
      -----------------------------------------------------------------------
FUND.
----

      Franklin Trust, on behalf of Franklin Fund, represents and warrants to FTI Trust that:

    (a) Franklin Fund is a series of Franklin Trust, a business trust created under the laws of the State of Delaware on January 25, 1991, and is validly existingunder the laws of that State. Franklin Trust is duly registered under the 1940 Act, as an open-end, management investment company and all of the Franklin Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital as required by the 1940 Act.

    (b) Franklin Trust is authorized to issue an unlimited number of shares of beneficial interest of Franklin Fund, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. Franklin Fund is further divided into five classes of shares of which Franklin Fund Shares is one, and an unlimited number of shares of beneficial interest, par value $0.01 per share, has been allocated and designated to Franklin Fund Shares. No shareholder of Franklin Trust shall have any option, warrant or preemptive right of subscription or purchase with respect to Franklin Fund Shares.

    (c) The financial statements appearing in the Franklin Fund's Annual Report to Shareholders for the fiscal year ended April 30, 2001, audited by PricewaterhouseCoopers LLP, and the financial statements for Franklin Fund for the six-month period ended October 31, 2001, copies of which have been delivered to FTI Trust, and any interim unaudited financial statements, copies of which may be furnished to FTI Trust, fairly present the financial position of Franklin Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

    (d) The books and records of Franklin Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Franklin Fund.

    (e) Franklin Trust has the power to own all of its properties and assets, to perform its obligations under this Plan and to consummate the transactions contemplated herein. Franklin Trust is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. Franklin Trust has all necessary federal, state and local authorizations, consents and approvals required to own all of its properties and assets and to conduct Franklin Fund's business as such business is now being conducted and to consummate the transactions contemplated herein.

    (f) Franklin Trust, on behalf of Franklin Fund, is not a party to or obligated under any provision of its Declaration of Trust, as amended ("Declaration of Trust") or Amended and Restated By-laws ("By-laws"), or any contract or any other commitment or obligation, is not subject to any order or decree that would be violated by its execution of or performance under this Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Franklin Trust of the transactions contemplated by the Plan, except for the registration of the Franklin Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

    (g) Franklin Trust has elected to treat Franklin Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), Franklin Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

    (h) Franklin Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

    (i) Franklin Fund does not have any unamortized or unpaid organizational fees or expenses.

    (j) All information to be furnished by Franklin Trust to FTI Trust for use in preparing any prospectus, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

    (k) Franklin Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those incurred in the ordinary course of business as an investment company.

    (l) There is no intercorporate indebtedness existing between FTI Fund and Franklin Fund that was issued, acquired or will be settled at a discount.

    (m) Franklin Fund does not own, directly or indirectly, nor has it owned during the past five (5) years, directly or indirectly, any shares of FTI Fund.

    (n) Franklin Trust has no plan or intention to issue additional shares of Franklin Fund following the reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Franklin Trust have any plan or intention to redeem or otherwise reacquire any shares of Franklin Fund issued pursuant to the reorganization, other than in the ordinary course of its business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act.

     (o) Following the Closing Date of the reorganization, Franklin Fund will actively continue FTI Fund's business in substantially the same manner that FTI Fund conducted that business immediately before the reorganization. Prior to the Closing Date of the reorganization, Franklin Fund will not dispose of and/or acquire any assets in order to satisfy the investment objective of Franklin Fund or for any other reason, or otherwise change its historic investment policies, except for acquisitions and dispositions made in the ordinary course of its business as a RIC. Following the Closing Date of the reorganization, Franklin Fund will not dispose of assets acquired from FTI Fund in order to satisfy the investment objective of Franklin Fund or for any other reason, except for acquisitions and dispositions made in the ordinary course of its business as a RIC, and any proceeds from the disposition of securities will be invested in accordance with Franklin Fund's investment objective.

     (p) The Form N-14 Registration Statement referred to in Section 7(g) hereof (other than the portions of such documents based on information furnished by or on behalf of FTI Trust for inclusion or incorporation by reference therein), and any Prospectus or Statement of Additional Information of Franklin Fund contained or incorporated therein by reference, and any supplement or amendment to the Form N-14 Registration Statement or any such Prospectus or Statement of Additional Information, on the effective and clearance dates of the Form N-14 Registration Statement on the date of the Special Meeting of FTI Fund shareholders, and on the Closing Date: (a) shall comply in all material respects with the provisions of the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

5.    REPRESENTATIONS AND WARRANTIES BY FTI TRUST ON BEHALF OF FTI FUND.
      -----------------------------------------------------------------

      FTI Trust, on behalf of FTI Fund, represents and warrants to Franklin Trust that:

     (a) FTI Fund is a series of FTI Trust, a business trust created under the laws of The Commonwealth of Massachusetts on October 18, 1995, and is validly existing under the laws of that Commonwealth. FTI Trust is duly registered under the 1940 Act as an pen-end, management investment company and all of FTI Trust's FTI Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

     (b) FTI Trust is authorized to issue an unlimited number of shares of beneficial interest of FTI Fund, without par value, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights, and currently issues shares of seven (7) series, including FTI Fund. FTI Fund has one class of shares, and an unlimited number of shares of beneficial interest of FTI Trust, without par value, has been allocated and designated to this class of FTI Fund.

     (c) The financial statements appearing in the FTI Trust's Annual Report to Shareholders for the fiscal year ended November 30, 2001, audited by Ernst & Young LLP, copies of which have been delivered or will be delivered to Franklin Trust prior to the Closing Date, and any interim financial statements for FTI Trust which may be furnished to Franklin Trust, fairly present the financial position of FTI Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of FTI Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of FTI Fund.

     (e) FTI Trust has the power to own all of its properties and assets, to perform its obligations under this Plan and to consummate the transactions contemplated herein. FTI Trust is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. FTI Trust has all necessary federal, state and local authorizations, consents and approvals required to own all of its properties and assets and to conduct FTI Fund's business as such business is now being conducted and to consummate the transactions contemplated herein.

     (f) FTI Trust on behalf of FTI Fund is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan. FTI Trust has furnished Franklin Trust with copies or descriptions of all aterial agreements or other arrangements to which FTI Fund is a party. FTI Fund has no material contracts or other commitments (other than this Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Plan) which will not be terminated by FTI Fund in accordance with their terms at or prior to the Closing Date.

     (g) FTI Trust has elected to treat FTI Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, FTI Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

     (h) FTI Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     (i) FTI Fund does not have any unamortized or unpaid organization fees or expenses.

     (j) The Prospectus of FTI Fund, dated March 31, 2001, and the corresponding Statement of Additional Information, dated March 31, 2001, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new prospectus or statement of additional information of FTI Fund or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to Franklin Trust promptly after such filing), shall not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading.

     (k) FTI Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(c) hereof and those incurred in the ordinary course of business as an investment company since the dates of those financial statements. On the Closing Date, FTI Trust shall advise Franklin Trust in writing of all FTI Fund's known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time.

     (l) Since November 30, 2001, there has not been any material adverse change in FTI Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

     (m) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by FTI Fund or FTI Trust of the transactions contemplated by this Plan, except as may be required under the federal or state securities laws or the rules and regulations thereunder.

     (n) The information to be furnished by FTI Trust or FTI Fund for use in preparing the Form N-14 Registration Statement referred to in Section 7(g) hereof, and the Combined Proxy Statement/Prospectus to be included in the Form N-14 Registration Statement, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

     (o) There has not been nor will there be any intercorporate indebtedness existing between FTI Fund and Franklin Fund that was issued, acquired or will be settled at a discount.

     (p) There is no plan or intention of FTI Fund shareholders who individually own 5% or more of shares of FTI Fund and, to the best knowledge of FTI Fund's management, there is no plan or intention of the remaining FTI Fund shareholders to sell, exchange or otherwise dispose of a number of shares of Franklin Fund received in the reorganization that would reduce the FTI Fund shareholders' ownership of Franklin Fund shares to a number of shares having a value, as of the closing date of the reorganization, of less than 50% of the value of all of the formerly outstanding FTI shares as of the same date. For purposes of this representation, FTI Fund shares exchanged for cash or other property will be treated as outstanding FTI Fund shares on the closing date of the reorganization. Moreover, FTI Fund shares and Franklin Fund shares held by FTI Fund shareholders sold, redeemed, or disposed of prior to or subsequent to the closing date of the reorganization will be considered in making this representation.

     (q) Prior to the Closing Date of the reorganization, FTI Fund will not dispose of and/or acquire any assets in order to satisfy the investment objective of Franklin Fund or for any other reason, or otherwise change its historic investment policies, exceptfor acquisitions and dispositions made in the ordinary course of its business as a RIC.

     (r) As of the Closing Date, FTI Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of FTI Fund, xcept for the right of investors to acquire its shares at net asset value in the normal course of its business as an open-end diversified management investment company operating under the 1940 Act.

     (s) Throughout the five year period ending on the Closing Date, FTI Fund will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code.

6.    REPRESENTATIONS AND WARRANTIES BY FTI TRUST AND FRANKLIN TRUST.
      --------------------------------------------------------------

      FTI Trust, on behalf of FTI Fund, and Franklin Trust, on behalf of Franklin Fund, each represents and warrants to the other that:

(a) The statement of assets and liabilities to be furnished by it as of 4:00 p.m. Eastern time on the Closing Date for the purpose of determining the number of Franklin Fund Shares to be issued pursuant to Section 1 of this Plan, will accurately reflect each Fund's Net Assets and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(c) Except as disclosed in its currently effective prospectus relating to FTI Fund, in the case of FTI Trust, and Franklin Fund, in the case of Franklin Trust, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it. Neither Franklin Trust nor FTI Trust are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects Franklin Fund's or FTI Fund's business or their ability to consummate the transactions herein contemplated.

(d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

(e) The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of its Board of Trustees, and this Plan, subject to the approval of FTI Fund's shareholders in the case of FTI Trust, constitutes a valid and binding obligation enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.

(f) It anticipates that consummation of this Plan will not cause FTI Fund, in the case of FTI Trust, and Franklin Fund, in the case of Franklin Trust, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation qualification as a RIC at the end of its fiscal year.

7.    COVENANTS OF FTI TRUST AND FRANKLIN TRUST.
      -----------------------------------------

(a) FTI Trust, on behalf of FTI Fund, and Franklin Trust, on behalf of Franklin Fund, each covenant to operate their respective businesses as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.

(b) FTI Trust, on behalf of FTI Fund, undertakes that it will not acquire Franklin Fund Shares for the purpose of making distributions thereof to anyone other than FTI Fund's shareholders.

(c) FTI Trust, on behalf of FTI Fund, undertakes that, if this Plan is consummated, it will liquidate and dissolve FTI Fund.

(d) FTI Trust, on behalf of FTI Fund, and Franklin Trust, on behalf of Franklin Fund, each agree that, by the Closing, all of their Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of their knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

(e) At the Closing, FTI Trust, on behalf of FTI Fund, will provide Franklin Fund a copy of the shareholder ledger accounts, certified by FTI Fund's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of FTI Fund Shares as of 4:00 p.m. Eastern time on the Closing Date who are to become shareholders of Franklin Fund as a result of the transfer of assets that is the subject of this Plan.

(f) The Board of Trustees of FTI Trust shall call and FTI Trust shall hold, a Special Meeting of FTI Fund's shareholders to consider and vote upon this Plan (the "Special Meeting") and FTI Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. FTI Trust agrees to mail to each shareholder of record of FTI Fund entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g) Franklin Trust will file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to Franklin Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as is practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Special Meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(h) Subject to the provisions of this Plan, Franklin Trust and FTI Trust each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Plan.

(i) FTI Trust shall furnish to Franklin Trust on the Closing Date a Statement of Assets and Liabilities of FTI Fund as of the Closing Date, which statement shall be prepared in accordance with GAAP consistently applied and shall be certified by FTI Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case, within forty-five (45) days after the Closing Date, FTI Trust shall furnish to Franklin Trust, in such form as is reasonably satisfactory to Franklin Trust, a statement of the earnings and profits of FTI Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to Franklin Fund as a result of Section 381 of the Code, which statement shall be certified by FTI Fund's Treasurer or Assistant Treasurer. FTI Trust covenants that FTI Fund has no earnings and profits that were accumulated by it or any acquired entity during a taxable year when it or such entity did not qualify as a RIC under the Code, or, if it has such earnings and profits, it shall distribute them to its shareholders prior to the Closing Date.

(j) FTI Trust shall deliver to Franklin Trust at the Closing Date confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of FTI Fund transferred to Franklin Trust in accordance with the terms of this Plan.

8.    CONDITIONS PRECEDENT TO BE FULFILLED BY FTI TRUST AND FRANKLIN TRUST.
      --------------------------------------------------------------------

      The consummation of this Plan hereunder shall be subject to the following respective conditions:

(a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

(b) That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Board of Trustees certified by its Secretary or equivalent officer of each of the Funds.

(c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(d) That this Plan and the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of FTI Fund at an annual or special meeting or any adjournment thereof.

(e) That a distribution or distributions shall have been declared for FTI Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and
(ii) any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

(f) That all required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of FTI Fund or Franklin Fund.

(g) That there shall be delivered to FTI Trust, on behalf of FTI Fund, and Franklin Trust, on behalf of Franklin Fund an opinion, from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Franklin Trust, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and based upon certificates of the officers of FTI Trust and Franklin Trust with regard to matters of fact:

  (1) The acquisition by Franklin Fund of substantially all the assets of FTI Fund as provided for herein in exchange for Franklin Fund Shares followed by the distribution by FTI Fund to its shareholders of Franklin Fund Shares in complete liquidation of FTI Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and FTI Fund and Franklin Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

  (2) No gain or loss will be recognized by FTI Fund upon the transfer of substantially all of its assets to Franklin Fund in exchange solely for voting shares of Franklin Fund (Sections 361(a) and 357(a) of the Code). No opinion, however, will be expressed as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to
      Section 1276 of the Code;

  (3) Franklin Fund will recognize no gain or loss upon the receipt of substantially all of the assets of FTI Fund in exchange solely for voting shares of Franklin Fund (Section 1032(a) of the Code);

  (4) No gain or loss will be recognized by FTI Fund upon the distribution of Franklin Fund Shares to its shareholders in liquidation of FTI Fund (in pursuance of the Plan) (Section 361(c)(1) of the Code);

  (5) The basis of the assets of FTI Fund received by Franklin Fund will be the same as the basis of such assets to FTI Fund immediately prior to the reorganization (Section 362(b) of the Code);

  (6) The holding period of the assets of FTI Fund received by Franklin Fund will include the period during which such assets were held by FTI Fund (Section 1223(2) of the Code);

  (7) No gain or loss will be recognized to the shareholders of FTI Fund upon the exchange of their shares in FTI Fund for voting shares of Franklin Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

  (8) The basis of Franklin Fund Shares received by the shareholders of FTI Fund shall be the same as the basis of the FTI Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

  (9) The holding period of Franklin Fund Shares received by shareholders of FTI Fund (including fractional shares to which they may be entitled) will include the holding period of the FTI Fund Shares surrendered in exchange therefor, provided that the FTI Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

 (10) Franklin Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations") the items of FTI Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

(h) That there shall be delivered to Franklin Trust on behalf of Franklin Fund an opinion in form and substance satisfactory to it from Messrs. Ballard Spahr Andrews & Ingersoll, LLP, counsel to FTI Trust on behalf of FTI Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

  (1) FTI Fund is a series of FTI Trust and is a validly existing business trust in good standing under the laws of The Commonwealth of Massachusetts;

  (2) FTI Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of FTI Fund. One class of shares of FTI Fund has been designated as FTI Fund Shares, and an unlimited number of shares of beneficial interest of FTI Trust has been allocated to FTI Fund Shares. Assuming that the initial shares of beneficial interest of FTI Fund were issued in accordance with the 1940 Act and the Declaration of Trust and By-laws of FTI Trust, and that all other outstanding shares of FTI Fund were sold, issued and paid for in accordance with the terms of FTI Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

  (3) FTI Fund is an open-end investment company of the management type registered as such under the 1940 Act;

  (4) Except as disclosed in FTI Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against FTI Fund, the unfavorable outcome of which would materially and adversely affect FTI Trust or FTI Fund;

  (5) The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of FTI Trust on behalf of FTI Fund; and

  (6) Neither the execution, delivery, nor performance of this Plan by FTI Trust on behalf of FTI Fund violates any provision of its Declaration of Trust or By-laws, or the provisions of any agreement or other instrument filed by FTI Trust as an exhibit to its Registration Statement on Form N-1A; this Plan is the legal, valid and binding obligation of FTI Trust on behalf of FTI Fund and is enforceable against FTI Trust on behalf of FTI Fund in accordance with its terms.

In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of FTI Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of FTI Trust.

(i) That there shall be delivered to FTI Trust on behalf of FTI Fund an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Franklin Trust on behalf of Franklin Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

  (1) Franklin Fund is a series of Franklin Trust and is a validly existing business trust in good standing under the laws of the State of Delaware;

  (2) Franklin Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share of Franklin Fund. Franklin Fund is further divided into four (4) classes of shares of which Franklin Fund Shares is one, and an unlimited number of shares of beneficial interest, par value $0.01 per share, have been allocated and designated to Franklin Fund Shares. Assuming that the initial shares of beneficial interest of Franklin Fund were issued in accordance with the 1940 Act, and the Declaration of Trust and the By-laws of Franklin Trust, and that all other outstanding shares of Franklin Fund were sold, issued and paid for in accordance with the terms of Franklin Fund's prospectus in effect at the time of such sales, each such outstanding share of Franklin Fund is fully paid, non-assessable, freely transferable and has full voting rights;

  (3) Franklin Fund is an open-end investment company of the management type registered as such under the 1940 Act;

  (4) Except as disclosed in Franklin Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Franklin Fund, the unfavorable outcome of which would materially and adversely affect Franklin Trust or Franklin Fund;

  (5) Franklin Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by Franklin Trust on behalf of Franklin Fund;

  (6) The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of Franklin Trust on behalf of Franklin Fund;

  (7) Neither the execution, delivery, nor performance of this Plan by Franklin Trust on behalf of Franklin Fund violates any provision of its Declaration of Trust or By-laws, or the provisions of any agreement or other instrument filed by Franklin Trust as an exhibit to its Registration Statement on Form N-1A; this Plan is the legal, valid and binding obligation of Franklin Trust on behalf of Franklin Fund and is enforceable against Franklin Trust on behalf of Franklin Fund in accordance with its terms; and

  (8) The registration statement of Franklin Trust, of which the prospectus dated September 1, 2001 of Franklin Fund is a part (the "Prospectus") is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

      In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Franklin Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Franklin Trust.

(j) That FTI Fund shall have received a certificate from the President and Secretary of Franklin Trust on behalf of Franklin Fund to the effect that the statements contained in the Prospectus, at the time the Prospectus became effective, at the date of the signing of this Plan, and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

(k) That Franklin Trust's Registration Statement with respect to Franklin Fund Shares to be delivered to FTI Fund's shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(l) That Franklin Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Franklin Fund Shares lawfully to be delivered to each holder of FTI Fund Shares.

(m) That, at the Closing, there shall be transferred to Franklin Trust on behalf of Franklin Fund, aggregate Net Assets of FTI Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of FTI Fund on the Closing Date.

(n) That there be delivered to Franklin Trust on behalf of Franklin Fund information concerning the tax basis of FTI Fund in all securities transferred to Franklin Fund, together with shareholder information including the names, addresses, and taxpayer identification numbers of the shareholders of FTI Fund as of the Closing Date, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with FTI Fund respect to each shareholder.

9.    BROKERAGE FEES AND EXPENSES.
      ---------------------------

(a) FTI Trust on behalf of FTI Fund and Franklin Trust on behalf of Franklin Fund each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

(b) The expenses of entering into and carrying out the provisions of this Plan shall be borne [one-quarter by Franklin Fund, one-quarter by FTI Fund, and one-quarter by Franklin Advisers, Inc. and one-quarter by Fiduciary International, Inc.]

10.   TERMINATION; POSTPONEMENT; WAIVER; ORDER.
      ----------------------------------------

(a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of FTI Fund) prior to the Closing, or the Closing may be postponed as follows:

  (1) by mutual consent of FTI Trust on behalf of FTI Fund and Franklin Trust on behalf of Franklin Fund;

  (2) by Franklin Trust on behalf of Franklin Fund if any condition of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or

  (3) by FTI Trust on behalf of FTI Fund if any conditions of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

      An election by Franklin Trust or FTI Trust to terminate this Plan and to abandon the Plan of Reorganization shall be exercised respectively, by the Board of Trustees of either Franklin Trust or FTI Trust.

(b) If the transactions contemplated by this Plan have not been consummated by November 30, 2002, the Plan shall automatically terminate on that date, unless a later date is agreed to by both Franklin Trust and FTI Trust.

(c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither FTI Trust, Franklin Trust, FTI Fund nor Franklin Fund, nor their trustees, officers, or agents or the shareholders of FTI Fund or Franklin Fund shall have any liability in respect of this Plan, but all expenses incidental to the preparation and carrying out of this Plan shall be paid as provided in Section 9(b) hereof.

(d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Trustees if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither FTI Trust nor Franklin Trust, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent or shareholder of FTI Trust or Franklin Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of FTI Trust, on behalf of FTI Fund, or Franklin Trust, on behalf of Franklin Fund, to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of FTI Fund, unless such terms and conditions shall result in a change in the method of computing the number of Franklin Fund Shares to be issued to FTI Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of FTI Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless FTI Trust shall promptly call a special meeting of the shareholders of FTI Fund at which such conditions so imposed shall be submitted for approval.

11.   INDEMNIFICATION.
      ---------------

(a) Franklin Trust, on behalf of Franklin Fund, shall indemnify, defend and hold harmless FTI Fund, FTI Trust, its Board of Trustees, officers, employees and agents (collectively "Acquired Fund Indemnified Parties") against all losses, claims, demands, liabilities and expenses (net of any insurance coverage or enforceable indemnification agreement for such amounts), including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Indemnified Parties, including amounts paid by any one or more of the Acquired Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit or proceeding, or threatened third party claim, suit, action or proceeding made with the consent of Franklin Trust and Franklin Fund, arising from any untrue statement or alleged untrue statement of a material fact contained in the Form N-14 Registration Statement, as filed and in effect with the SEC or any application prepared by Franklin Trust and Franklin Fund with any state regulatory agency in connection with the transactions contemplated by this Plan under the securities laws thereof ("Application"); or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that Franklin Trust and Franklin Fund shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about Franklin Trust and/or Franklin Fund or the transactions contemplated by this Plan made in the Form N-14 Registration Statement or any Application.

(b) After the Closing Date, Franklin Trust, on behalf of Franklin Fund, shall also indemnify and hold harmless FTI Funds' Board of Trustees and officers (collectively, "Acquired Fund Covered Persons") against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Covered Person, including amounts paid by any one or more of the Acquired Fund Covered Persons in a compromise or settlement of any such claim, suit, action or proceeding, or threatened third party claim, suit, action or proceeding made with the consent of Franklin Trust, on behalf of Franklin Fund, to the extent such Acquired Fund Covered Person is, or would have been, entitled to indemnification by FTI Trust prior to the Closing Date pursuant to FTI Trust's Declaration of Trust and By-Laws.

(c) FTI Trust, on behalf of FTI Fund, until the time of FTI Fund's liquidation, shall indemnify, defend, and hold harmless Franklin Fund, Franklin Trust, its Board of Trustees, officers, employees and agents ("Acquiring Fund Indemnified Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquiring Fund Indemnified Parties, including amounts paid by any one or more of the Acquiring Fund Indemnified Parties in a compromise or settlement of any such claim, suit, action, or proceeding, made with the consent of FTI Trust, arising from any untrue statement or alleged untrue statement of a material fact contained in the Form N-14 Registration Statement, as filed and in effect with the SEC or any application; or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that FTI Trust and FTI Fund shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about FTI Trust and/or FTI Fund or the transactions contemplated by this Plan made in the Form N-14 Registration Statement or any Application.

(d) A party seeking indemnification hereunder is hereinafter called the "Indemnified Party" and the party from whom the indemnified party is seeking indemnification hereunder is hereinafter called the "Indemnifying Party." Each Indemnified Party shall notify the Indemnifying Party in writing within ten (10) days of the receipt by one or more of the Indemnified Parties of any notice of legal process of any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11, but the failure to notify the Indemnifying Party shall not relieve the Indemnifying Party from any liability which it may have to any Indemnified Party otherwise than under this
Section 11. The Indemnifying Party shall be entitled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this
Section 11, or, if it so elects, to assume at its own expense, the defense thereof with counsel satisfactory to the Indemnified Parties; provided, however, if the defendants in any such action include both the Indemnifying Party and any Indemnified Party and the Indemnified Party shall have reasonably concluded that there may be legal defenses available to it which are different from or additional to those available to the Indemnifying Party, the Indemnified Party shall have the right to select separate counsel to assume such legal defense and to otherwise participate in the defense of such action on behalf of such Indemnified Party.

      Upon receipt of notice from the Indemnifying Party to the Indemnified Parties of the election by the Indemnifying Party to assume the defense of such action, the Indemnifying Party shall not be liable to such Indemnified Parties under this Section 11 for any legal or other expenses subsequently incurred by such Indemnified Parties in connection with the defense thereof unless (i) the Indemnified Parties shall have employed such counsel in connection with the assumption of legal defenses in accordance with the provision of the immediately preceding sentence (it being understood, however, that the Indemnifying Parties shall not be liable for the expenses of more than one separate counsel); (ii) the Indemnifying Parties do not employ counsel reasonably satisfactory to the Indemnified Parties to represent the Indemnified Parties within a reasonable amount of time after notice of commencement of the action; or (iii) the Indemnifying Parties have authorized the employment of counsel for the Indemnified Parties at its expense.

(e)   This Section 11 shall survive the termination of this Plan.

12.   LIABILITY OF FRANKLIN TRUST AND FTI TRUST.
      -----------------------------------------

(a) Each party acknowledges and agrees that all obligations of Franklin Trust under this Plan are binding only with respect to Franklin Fund; that any liability of Franklin Trust under this Plan with respect to Franklin Trust, or in connection with the transactions contemplated herein with respect to Franklin Fund, shall be discharged only out of the assets of Franklin Fund; that no other series of Franklin Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein; and that neither FTI Trust nor FTI Fund shall seek satisfaction of any such obligation or liability from the shareholders of Franklin Trust, the trustees, officers, employees or agents of Franklin Trust, or any of them.

(b) Each party acknowledges and agrees that all obligations of FTI Trust under this Plan are binding only with respect to FTI Fund; that any liability of FTI Trust under this Plan with respect to FTI Fund, or in connection with the transactions contemplated herein with respect to FTI Fund, shall be discharged only out of the assets of FTI Fund; that no other series of FTI Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein; and that neither Franklin Trust nor Franklin Fund shall seek satisfaction of any such obligation or liability from the shareholders of FTI Trust, the trustees, officers, employees or agents of FTI Trust, or any of them.

13.   ENTIRE AGREEMENT AND AMENDMENTS.
      -------------------------------

      This Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by this Plan other than those set forth herein or herein provided for. This Plan may be amended only by mutual consent of the parties in writing. Neither this Plan nor any interest herein may be assigned without the prior written consent of the other party.

14.   COUNTERPARTS.
      ------------

      This Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

15.   NOTICES.
      -------

      Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Franklin Strategic Series, at One Franklin Parkway, San Mateo, California 94403,
Attention: Secretary, or FTI Funds, at One Franklin Parkway, San Mateo, California 94403, Attention: Secretary, as the case may be.

16.   GOVERNING LAW.
      -------------

      This Plan shall be governed by and carried out in accordance with the laws of The Commonwealth of Massachusetts.


IN WITNESS WHEREOF, FTI Trust, on behalf of FTI Fund, and Franklin Trust, on behalf of Franklin Fund, have each caused this Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                                    FRANKLIN STRATEGIC SERIES,
                                           ON BEHALF OF
                                  FRANKLIN LARGE CAP GROWTH FUND
Attest:
                                By:
--------------------------         --------------------------
[                    ]              [                   ]
Secretary                           Vice President
                                            FTI FUNDS,
                                           ON BEHALF OF
                               FTI LARGE CAPITALIZATION GROWTH FUND

Attest:
                                By:
--------------------------         ---------------------------
[                    ]              [                    ]
Secretary                           Vice President




                                   EXHIBIT B

                FRANKLIN LARGE CAP GROWTH FUND - ADVISOR CLASS
    PROSPECTUS DATED SEPTEMBER 1, 2001, AS SUPPLEMENTED SEPTEMBER 20, 2001

The prospectus of Franklin Large Cap Growth Fund - Advisor Class dated September 1, 2001, as supplemented September 20, 2001, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the prospectus of Franklin Large Cap Growth Fund - Advisor Class dated September 1, 2001, is incorporated by reference to the electronic filings made on August 29, 2001, and September 26, 2001, under File No. 33-39088.

                                   EXHIBIT C

                       ANNUAL REPORT TO SHAREHOLDERS OF
                        FRANKLIN LARGE CAP GROWTH FUND
                            DATED OCTOBER 31, 2001

The Annual Report to shareholders of Franklin Large Cap Growth Fund dated April 30, 2001, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Large Cap Growth Fund dated April 30, 2001, is incorporated by reference to the electronic filing made on July 10, 2001, under File No. 811-6243.


                    EVERY SHAREHOLDER'S VOTE IS IMPORTANT


























                      PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY




                 Please detach at perforation before mailing.





PROXY                                                                    PROXY
                       SPECIAL SHAREHOLDERS' MEETING OF
                     FTI LARGE CAPITALIZATION GROWTH FUND
                                 MARCH 22, 2002

The undersigned hereby revokes all previous proxies for his or her shares and appoints Ruta M. Dragunas, Susan A. Garcia and Kenneth A. Nick, and each of them, proxies of the undersigned with full power of substitution to vote all shares of FTI Large Capitalization Growth Fund ("FTI Fund") that the undersigned is entitled to vote at the FTI Fund's Special Shareholders' Meeting to be held at 600 Fifth Avenue New York, New York 10020 at [ ] p.m. Eastern time on March 22, 2002, including any adjournments thereof, upon such business as may properly be brought before the Meeting.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.


                            VOTE VIA THE INTERNET: WWW.FRANKLINTEMPLETON.COM VOTE VIA THE TELEPHONE: 1-800-597-7836
                            CONTROL NUMBER:

                            Note: Please sign exactly as your name
                            appears on the proxy. If signing for
                            estates, trusts or corporations, your title or capacity should be stated. If shares are held jointly, each holder must sign.

                            -----------------------------------
                            Signature
                            -----------------------------------
                            Signature
                            -----------------------------------
                            Date

                           (Please see reverse side)



                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT


























                      PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY




                 Please detach at perforation before mailing.





THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF FTI FUNDS ON BEHALF OF FTI FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF FTI FUND PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION WITH FRANKLIN STRATEGIC SERIES ON BEHALF OF FRANKLIN LARGE CAP GROWTH FUND. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXYHOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXYHOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS. MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.

 THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL 1.

                                             FOR       AGAINST        ABSTAIN
1. To approve or  disapprove an Agreement
and Plan of  Reorganization  between  FTI    [ ]        [ ]            [ ]
Funds on behalf of FTI Fund and  Franklin
Strategic  Series  ("Franklin  Trust") on
behalf of Franklin  Large Cap Growth Fund
("Franklin  Fund") that  provides for (i)
the acquisition of  substantially  all of
the assets of FTI Fund by  Franklin  Fund
in exchange for shares of Franklin  Fund,
(ii) the  distribution  of such shares to
the  shareholders  of FTI Fund, and (iii)
the complete  liquidation and dissolution
of FTI  Fund.  Shareholders  of FTI  Fund
will  receive  Advisor  Class  shares  of
Franklin   Fund  with  an  aggregate  net
asset  value equal to the  aggregate  net
asset  value of such  shareholder  shares
in FTI Fund.
                                            GRANT      WITHHOLD     ABSTAIN
2. To grant the proxyholders the
authority to transact any other              [ ]        [ ]          [ ]
business, not currently contemplated,
that may properly come before the
meeting.



           IMPORTANT: PLEASE SIGN, DATE AND MAIL IN YOUR PROXY...TODAY
           ---------
PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.




                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                                      FOR
                        FRANKLIN LARGE CAP GROWTH FUND
                            DATED FEBRUARY [], 2002


                                ACQUISITION OF
                                 THE ASSETS OF
                     FTI LARGE CAPITALIZATION GROWTH FUND,
                             A SERIES OF FTI FUNDS

                     BY AND IN EXCHANGE FOR SHARES OF THE
                        FRANKLIN LARGE CAP GROWTH FUND,
                     A SERIES OF FRANKLIN STRATEGIC SERIES

      This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of FTI Large Capitalization Growth Fund for Advisor Class shares of Franklin Large Cap Growth Fund.

      This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

           1. Statement of Additional Information of Franklin Large Cap Growth Fund - Advisor Class dated September 1, 2001.

           2.   Statement of Additional Information of FTI Large
                Capitalization Growth Fund dated March 31, 2001.

           3. Semi-Annual Report of Franklin Large Cap Growth Fund for the period ended October 31, 2001.

           4. Annual Report of FTI Large Capitalization Growth Fund for the year ended November 30, 2001.

           5.   Projected (Pro Forma) after Transaction Financial Statements.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated February [], 2002, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Franklin Large Cap Growth Fund, One Franklin Parkway, San Mateo, CA 94403-1906.

----------------------------------------------------------

The Statement of Additional Information of Franklin Large Cap Growth Fund - Advisor Class dated September 1, 2001, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Franklin Large Cap Growth Fund - Advisor Class dated September 1, 2001, is incorporated by reference to the electronic filing made on August 29, 2001, under File No. 33-39088.

The Statement of Additional Information of FTI Large Capitalization Growth Fund dated March 31, 2001, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of FTI Bond Fund dated March 31, 2001, is incorporated by reference to the electronic filing made on March 27, 2001, under File No. 033-63621.

The Semi-Annual Report to shareholders of Franklin Large Cap Growth Fund dated October 31, 2001, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Large Cap Growth Fund dated October 31, 2001, is incorporated by reference to the electronic filing made on January 8, 2002, under File No. 811-6243.

The Annual Report to shareholders of FTI Large Capitalization Growth Fund dated November 30, 2001, is part of this SAI and will be provided to all shareholders requesting this SAI. The Annual Report to shareholders of FTI Large Capitalization Growth Fund dated November 30, 2001, has not yet been filed, but will be included in the 497(b) filing of definitive proxy materials and will be delivered to all shareholders requesting this SAI.

The following are projected (Pro Forma) financial statements that were prepared to indicate the anticipated financial information for Franklin Large Cap Growth Fund following the completion of the reorganization. They consist of a Combined Pro Forma Statement of Investments, Pro Forma Combining Statement of Assets and Liabilities; a Pro Forma Combining Statement of Operations; and notes relating to the combining Statements.


FRANKLIN LARGE CAP GROWTH FUND
PROFORMA COMBINED STATEMENTS
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001
(UNAUDITED)




                                                                            CAP
                                                                          FRANKLIN
                       FTT LARGE CAPITALIZATION  FRANKLIN LARGE CAP      GROWTH FUND
                              GROWTH FUND          GROWTH FUND        PROFORMA COMBINED
                           SHARES   VALUE      SHARES     VALUE      SHARES     VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS 93.3%
BROADCASTING .2%
Liberty Media Corp., A      22,000   $257,180                          22,000   $ 257,180
                                    ------------                                -----------

COMMERCIAL SERVICES .6%
a/Sungard Data Systems Inc.                      30,000    756,000     30,000     756,000
                                                          -----------           -----------

COMMUNICATIONS 3.5%
Broadwing Inc.              16,000    148,160                          16,000     148,160
Nextel Communications
Inc., A                     20,000    159,000    85,000    675,750    105,000     834,750
SBC Communications Inc.                          45,000  1,714,950     45,000   1,714,950
Sprint Corp. (FON Group)                         70,000  1,400,000     70,000   1,400,000
Sprint Corp. (PCS Group)    10,000    223,000                          10,000     223,000
                                    ------------         -----------           -----------
                                      530,160            3,790,700              4,320,860
                                    ------------         -----------           -----------

CONSUMER DURABLES .2%
Mattel Inc.                 15,000    283,950                          15,000     283,950
                                    ------------                                -----------

CONSUMER NON-DURABLES 4.4%
Anheuser-Busch Cos. Inc.                         35,000  1,458,100     35,000   1,458,100
Coca-Cola Co.                                    20,000    957,600     20,000     957,600
Estee Lauder Cos. Inc., A                        25,000    806,250     25,000     806,250
Kimberly-Clark Corp.                             15,000    832,650     15,000     832,650
PepsiCo Inc.                7,000     340,970                           7,000     340,970
Philip Morris Cos. Inc.     3,000     140,400    20,000    936,000     23,000   1,076,400
                                    ------------          -----------           -----------
                                      481,370            4,990,600              5,471,970
                                    ------------          -----------           -----------

CONSUMER SERVICES 9.2%
a/AOL Time Warner Inc.     15,000     468,150    54,000  1,685,340     69,000   2,153,490
a/Clear Channel             8,000     304,960    35,000  1,334,200     43,000   1,639,160
 Communications Inc.
a/Comcast Corp., A          9,000     322,560    40,000  1,433,600     49,000   1,756,160
a/eBay Inc.                                      16,000    839,680     16,000     839,680
a/Fox Entertainment Group                        35,500    781,355     35,500     781,355
Inc., A
McDonald's Corp.                                 10,000    260,700     10,000     260,700
a/Univision Communications                       66,000  1,650,000     66,000   1,650,000
 Inc., A
a/Viacom Inc., B            5,000     182,550    33,000  1,204,830     38,000   1,387,380
The Walt Disney Co.                              50,000    929,500     50,000     929,500
                                    ------------        -------------           -----------
                                    1,278,220           10,119,205             11,397,425
                                    ------------        -------------           -----------

DISTRIBUTION SERVICES 2.6%
a/AmeriSourceBergen Corp.                        30,000  1,906,800     30,000   1,906,800
a/Andrx Group                                     6,000    389,580      6,000     389,580
Cardinal Health Inc.        6,000     402,660                           6,000     402,660
McKesson Corp.                                   10,000    369,900     10,000     369,900
SYSCO Corp.                 7,000     168,770                           7,000     168,770
                                    ------------          -----------           -----------
                                      571,430            2,666,280              3,237,710
                                    ------------          -----------           -----------

ELECTRONIC TECHNOLOGY
18.5%
Adobe Systems Inc.                               15,000    396,000     15,000     396,000
a/Agere Systems Inc., A                          80,000    368,000     80,000     368,000
a/Agilent Technologies Inc.13,000     289,510    35,000    779,450     48,000   1,068,960
a/Applied Materials Inc.                         20,000    682,200     20,000     682,200
Boeing Co.                                        9,000    293,400      9,000     293,400
a/Celestica Inc. (Canada)                        30,000  1,029,600     30,000   1,029,600
a/CIENA Corp.                                    11,000    178,860     11,000     178,860
a/Cisco Systems Inc.       30,000     507,600    63,100  1,067,652     93,100   1,575,252
Compaq Computer Corp.                           110,000    962,500    110,000     962,500
a/Comverse Technology Inc.                       12,100    227,601     12,100     227,601
EMC Corp.                  15,000     184,800                          15,000     184,800
Gemstar TV Guide           10,000     202,700                          10,000     202,700
International Inc.
General Dynamics Corp.                           13,000  1,060,800     13,000   1,060,800
Intel Corp.                12,000     293,040    79,400  1,938,948     91,400   2,231,988
International Business      4,000     432,280    15,000  1,621,050     19,000   2,053,330
Machines Corp.
a/Jabil Circuit Inc.                             51,000  1,081,200     51,000   1,081,200
a/KLA-Tencor Corp.                               15,000    612,900     15,000     612,900
Lockheed Martin Corp.                            11,900    580,363     11,900     580,363
a/Micron Technology Inc.                         44,000  1,001,440     44,000   1,001,440
Nokia Corp., ADR (Finland) 15,000     307,650    60,000  1,230,600     75,000   1,538,250
a/Novellus Systems Inc.                          35,900  1,185,777     35,900   1,185,777
a/PMC-Sierra Inc. (Canada)                       21,600    350,568     21,600     350,568
a/QUALCOMM Inc.                                   9,000    442,080      9,000     442,080
Raytheon Co.                8,000     258,000     7,200    232,200     15,200     490,200
Solectron Corp.            19,000     233,700                          19,000     233,700
a/Sun Microsystems Inc.                          80,000    812,000     80,000     812,000
Taiwan Semiconductor                            100,000  1,291,000    100,000   1,291,000
Manufacturing Co. Ltd.,
 ADR (Taiwan)
a/Xilinx Inc.                                    30,000    912,600     30,000     912,600
                                    ----------          -----------            -----------
                                    2,709,280           20,338,789             23,048,069
                                    ----------          -----------            -----------

ENERGY MINERALS 1.2%
Devon Energy Corp.                               19,900    762,170     19,900     762,170
Petroleo Brasileiro
SA, ADR, pfd. (Brazil)                           40,000    768,000     40,000     768,000
                                                         ----------            -----------
                                                         1,530,170              1,530,170
                                                         ----------            -----------

FINANCE 10.7%
AFLAC Inc.                                       35,000    856,100     35,000     856,100
American Express Co.        8,500     250,155                           8,500     250,155
American International
 Group Inc.                 6,000     471,600                           6,000     471,600
Bank of New York Co. Inc.   8,000     272,080    19,900    676,799     27,900     948,879
Charles Schwab Corp.                            103,000  1,326,640    103,000   1,326,640
Citigroup Inc.              9,000     409,680    45,000  2,048,400     54,000   2,458,080
Fifth Third Bancorp                              30,000  1,692,600     30,000   1,692,600
Goldman Sachs Group Inc.                         22,000  1,719,520     22,000   1,719,520
Hartford Financial
Services Group Inc.                              17,200    928,800     17,200     928,800
Lehman Brothers Holdings
 Inc.                                            20,000  1,249,200     20,000   1,249,200
Marsh & McLennan Cos. Inc.  4,000     387,000                           4,000     387,000
a/Principal Financial Group                       4,600    103,500      4,600     103,500
St. Paul Cos. Inc.          7,000     321,300                           7,000     321,300
Wells Fargo & Co.                                15,000    592,500     15,000     592,500
                                    ----------          -----------            ------------
                                    2,111,815           11,194,059             13,305,874
                                    ----------          -----------            ------------
a/HEALTH SERVICES 1.8%
Tenet Healthcare Corp.      3,500     201,320    35,000  2,013,200     38,500   2,214,520
                                    ----------          -----------            -----------

HEALTH TECHNOLOGY 16.9%
Allergan Inc.                                    13,000    933,270     13,000     933,270
American Home Products Corp.                     28,000  1,563,240     28,000   1,563,240
a/Amgen Inc.                4,000     227,280    25,800  1,465,956     29,800   1,693,236
Applera Corp-Applied
 Biosystems Group          10,000     291,800                          10,000     291,800
Baxter International Inc.                        20,000    967,400     20,000     967,400
Eli Lilly & Co.             5,000     382,500                           5,000     382,500
a/Genentech Inc.           11,000     574,750    13,800    721,050     24,800   1,295,800
a/Genzyme Corp-General
 Division                   5,800     312,910    17,000    917,150     22,800   1,230,060
a/IDEC Pharmaceuticals Corp.                     15,000    899,700     15,000     899,700
Johnson & Johnson           6,500     376,415                           6,500     376,415
a/MedImmune Inc.                                 15,000    588,600     15,000     588,600
Medtronic Inc.             13,000     523,900    15,000    604,500     28,000   1,128,400
Merck & Co. Inc.            7,000     446,670                           7,000     446,670
Pfizer Inc.                13,000     544,700    53,175  2,228,033     66,175   2,772,733
Pharmacia Corp                                   59,000  2,390,680     59,000   2,390,680
Schering-Plough Corp.       6,000     223,080                           6,000     223,080
a/Serono SA, ADR (Switzerland)                   29,000    555,060     29,000     555,060
a/Shire Pharmaceuticals Group
 PLC, ADR                                        45,000  2,011,500     45,000   2,011,500
(United Kingdom)
UnitedHealth Group Inc.     3,000     197,250                           3,000     197,250
a/Watson Pharmaceuticals Inc.                    23,300  1,110,944     23,300   1,110,944
                                   ----------            -----------          -----------
                                    4,101,255           16,957,083             21,058,338
                                   ----------           -----------           -----------

INDUSTRIAL SERVICES 1.8%
El Paso Corp.               4,000     196,240                           4,000     196,240
Enron Corp.                 9,000     125,100    20,000    278,000     29,000     403,100
Transocean Sedco Forex
 Inc.                      10,000     301,500    43,000  1,296,450     53,000   1,597,950
                                    ----------          -----------           -----------
                                      622,840            1,574,450              2,197,290
                                    ----------          -----------           -----------

NON-ENERGY MINERALS .7%
Weyerhaeuser Co.                                 18,000    898,380     18,000     898,380
                                                        -----------           -----------

PROCESS INDUSTRIES .8%
Dow Chemical Co.                                 30,000    997,500     30,000     997,500
                                                        -----------           -----------

PRODUCER MANUFACTURING 3.7%
General Electric Co.       25,000     910,250    39,000  1,419,990     64,000   2,330,240
Tyco International Ltd.    17,800     874,692    25,000  1,228,500     42,800   2,103,192
United Technologies Corp.   3,000     161,670                           3,000     161,670
                                    ----------          -----------           -----------
                                    1,946,612            2,648,490              4,595,102
                                    ----------          -----------           -----------

RETAIL TRADE 8.0%
Costco Wholesale Corp.      8,000     302,640                           8,000     302,640
a/Federated Department
 Stores Inc.                                     15,000    479,850     15,000     479,850
GAP Inc.                                         36,000    470,520     36,000     470,520
Home Depot Inc.             5,000     191,150    50,000  1,911,500     55,000   2,102,650
a/The Kohl's Corp.                               16,000    889,760     16,000     889,760
Radioshack Corp.                                 20,000    499,800     20,000     499,800
a/Safeway Inc.                                   40,000  1,666,000     40,000   1,666,000
Tiffany & Co.                                    10,000    233,900     10,000     233,900
Walgreen Co.                                     40,000  1,295,200     40,000   1,295,200
Wal-Mart Store              8,000     411,200    30,000  1,542,000     38,000   1,953,200
                                    ---------           -----------           -----------
                                      904,990            8,988,530              9,893,520
                                    ---------           -----------           -----------

a/TECHNOLOGY SERVICES 8.0%
Accenture Ltd., A (Bermuda)                      64,200  1,127,993     64,200   1,127,993
Check Point Software
 Technologies               5,000     147,600    23,000    678,960     28,000     826,560
Ltd. (Israel)
Concord EFS Inc.           16,000     437,920    70,000  1,915,900     86,000   2,353,820
Electronic Data Systems
 Corp.                     10,000     643,700                          10,000     643,700
Microsoft Corp.             7,000     407,050    40,000  2,326,000     47,000   2,733,050
Mercury Interactive Corp.   6,000     142,920                           6,000     142,920
Oracle Corp.               25,000     339,000    55,000    745,800     80,000   1,084,800
PeopleSoft Inc.                                   9,000    267,930      9,000     267,930
VERITAS Software Corp.                           23,000    652,740     23,000     652,740
                                    ----------           -----------          -----------
                                    2,118,190            7,715,323              9,833,513
                                    ----------           -----------          -----------

UTILITIES .5%
a/AES Corp.                                      15,000    207,750      15,000    207,750
Dynegy Inc.                                      12,000    430,800      12,000    430,800
                                                       -----------            -----------
                                                           638,550                638,550
TOTAL COMMON STOCKS             -------------           ------------          -----------
 (COST $132,581,919)               18,118,612           97,817,309            115,935,921
                                -------------           -------------         -----------

SHORT TERM INVESTMENTS 5.7%
b/Franklin Institutional
 Fiduciary Trust Money
 MarketPortfolio
 (Cost $7,098,715)                            7,098,715  7,098,715   7,098,715  7,098,715
                                                        -----------           -----------
TOTAL INVESTMENTS BEFORE
 REPURCHASE AGREEMENT            ------------
 (COST $139,680,634)               18,118,612          104,916,024            123,034,636
                                 ------------          -----------            -----------

                        PRINCIPAL                                    PRINCIPAL
                         AMOUNT                                       AMOUNT
                       ----------                                    ---------
c/REPURCHASE AGREEMENT 1.1%
 JP Morgan Securities Inc.,
 1.55%, 11/01/01,
 (Maturity Value
 $1,377,059)
 (Cost $1,377,000)     $1,377,000   1,377,000                       $1,377,000  1,377,000
                                   -----------                                -----------

 TOTAL INVESTMENTS
 (COST $141,057,634)
 100.1%                            19,495,612          104,916,024            124,411,636
 OTHER ASSETS, LESS
 LIABILITIES (.1%)                    (38,221)            (102,073)              (158,676)
                                  -------------        ------------
 NET ASSETS 100.0%                $19,457,391          $104,813,951        $  124,252,960
                                  =============        ============        ==============



a Non-income producing
b The Franklin Institutional Fiduciary Trust Money Market Portfolio (the "Sweep Money Fund") is managed by Franklin Advisers Inc.
c At October 31, 2001, all repurchase agreements had been entered into on that date.



      See accompanying notes to pro forma combining financial statements.



FRANKLIN LARGE CAP GROWTH FUND
FINANCIAL STATEMENTS

PRO FORMA COMBINING STATEMENTS OF
ASSETS AND LIABILITIES
OCTOBER 31, 2001
(UNAUDITED)

                                                                                      FRANKLIN
                                           FTI                                       LARGE CAP
                                          LARGE        FRANKLIN                     GROWTH FUND
                                      CAPITALIZATION   LARGE CAP        PROFORMA     PRO FORMA
                                       GROWTH  FUND   GROWTH FUND      ADJUSTMENT     COMBINED
                                      --------------  ------------    ------------- --------------
Assets:
Investments in securities:
Cost                                  $   20,654,287 $ 120,403,347                  $  141,057,634
                                      --------------- -------------   -----------    -------------
Value                                     19,495,612   104,916,024                     124,411,636

Cash                                        (12,130)        -                              (12,130)
Receivables:
Investment securities sold                  -            1,771,694                       1,771,694
Capital shares sold                         -              119,218                         119,218
Dividends and interest
                                              5,982         34,308                          40,290
                                        -----------       ---------   -----------     -------------
Total assets                            19,489,464     106,841,244                     126,330,708
                                        -----------    ------------   -----------     -------------

Liabilities:
Payables:
Investment securities purchased             -            1,766,041                       1,766,041
Capital shares redeemed                     -               75,445                          75,445
Affiliates                                  24,177         162,181                         186,358
Shareholders                                -
                                                            20,464                          20,464
Other liabilities                            7,896           3,162         18,382           29,440
                                        -----------   --------------  -----------     -------------
Total liabilities                           32,073       2,027,293         18,382        2,077,748
                                        -----------   ------------    -----------     -------------
Net assets, at value                   $ 19,457,391   $ 104,813,95        $18,382     $124,252,960
                                        ===========   ============    ===========     ============

Net assets consist of:
Undistributed net investment income    $    (69,613)  $    141,884   $   (18,382)         $ 53,889
Net unrealized depreciation              (1,158,675)   (15,487,323)                    (16,645,998)
Accumulated net realized loss            (4,899,796)   (48,925,446)                    (53,825,242)
Capital shares                           25,585,475    169,084,836                     194,670,311
                                         -----------  ------------   ------------     -------------
Net assets, at value                    $19,457,391  $ 104,813,951   $   (18,382)     $124,252,960
                                        ===========  =============   ============     ============

CLASS A:
Net assets, at value
                                                    $   48,820,254    $   (4,282)     $ 48,815,972
                                                    ==============                    ============

Shares outstanding
                                                         5,564,765                       5,564,765
                                                    ==============                     ===========
Net asset value per share  *                         $        8.77                            8.77
                                                    ==============                     ===========
Maximum offering price per share (net asset value
per share / 94.25%)                                  $        9.31                      $     9.31
                                                    ==============                     ===========
CLASS B:
Net assets, at value                                 $   6,313,591    $     (554)     $  6,313,037
                                                     =============                    ============
Shares outstanding
                                                           730,531                         730,531
                                                     =============                    ============
Net asset value per share and maximum offering
price per share *                                    $        8.64                    $       8.64
                                                     =============                    ============
CLASS C:
Net assets, at value                                 $  40,254,763     $  (3,529)     $ 40,251,234
                                                     =============                   =============
Shares outstanding                                       4,656,108                       4,656,108
                                                     =============                   =============
Net asset value per share *                          $        8.65                    $       8.64
                                                     =============                   =============
Maximum offering price per share (net asset value
per share / 99%)                                      $       8.74                    $       8.73
                                                     =============                   =============
ADVISOR CLASS:
Net assets, at value                    $19,457,391   $  9,425,343     $ (10,017)     $ 28,872,717
                                        ===========   ============                   =============
Shares outstanding
                                          3,073,175      1,067,492     2,202,514         3,270,006
                                        ============  ============                   =============
Net asset value and maximum offering$
price per share                         $      6.33     $     8.83                    $       8.83
                                        ============  ============                   =============


*Redemption price per share is equal to net asset value less any applicable sales charge.
**Other liabilities were adjusted to reflect $9,191 and $9,191 in merger related liabilities for the acquiring and target funds, respectively.


      See accompanying notes to pro forma combining financial statements.




FRANKLIN LARGE CAP GROWTH FUND
FINANCIAL STATEMENTS (CONTINUED)

PRO FORMA COMBINING STATEMENTS OF
OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2001
(UNAUDITED)


                                                                                  FRANKLIN
                                             FTI                                  LARGE CAP
                                            LARGE       FRANKLIN                 GROWTH FUND
                                       CAPITALIZATION   LARGE CAP    PRO FORMA    PRO FORMA
                                         GROWTH FUND   GROWTH FUND  ADJUSTMENTS   COMBINED
                                        -------------  -----------  ------------ ----------
Investment income:
Dividends                                $ 118,229      $1,945,578               $2,063,807
Interest                                   107,616            -                     107,616
                                        -------------  -----------  ------------ ----------
Total investment income                    225,845       1,945,578          -     2,171,423
                                        -------------  -----------  ------------ ----------
Expenses:
Management fees                            210,918         649,569   (70,306)/a     790,181
Administrative fees                        116,187         275,104   (59,942)/b     331,349
Distribution fees:
Class A                                       -            211,611                  211,611
Class B                                       -             76,435                   76,435
Class C                                       -            513,567                  513,567
Transfer agent fees                         16,947         279,812   (15,947)/c     280,812
Custodian fees                              17,700           1,769   (17,300)/d       2,169
Reports to shareholders                     11,118          12,923                   24,041
Registration and filing fees                14,590         103,745                  118,335
Professional fees                           40,119          22,195                   62,314
Trustees' fees and expenses                  4,391           1,330                    5,721
Other                                        3,252           1,181                    4,433
                                         ----------      ----------  ---------   ----------
Total expenses                             435,222       2,149,241  (163,495)     2,420,968
Expenses waived/paid by affiliate         (131,502)        (49,122)  180,624/e         -
                                        -----------      ----------- ---------   ----------
Net expenses                               303,720       2,100,119    17,129      2,420,968
                                        -----------      ----------- ---------   ----------
Net investment income (loss)               (77,875)       (154,541)  (17,129)      (249,545)
                                        -----------      ----------- ---------   ----------
Realized and unrealized gains (losses):
Net realized loss from:
Investments                             (5,308,600)    (45,897,163)             (51,205,763)
Foreign currency transactions
                                             -              (3,546)                  (3,546)
                                        -----------    -------------  --------  ------------
Net realized loss                       (5,308,600)    (45,900,709)      -      (51,209,309)
Net unrealized depreciation             (7,812,546)     37,142,361)      -      (44,954,907)
                                        -----------    -------------  --------  ------------
Net realized and unrealized loss       (13,121,146)    (83,043,070)      -      (96,164,216)
                                        -----------    -------------  --------  ------------
Net decrease in net assets resulting
from operations                       $(13,199,021    $(83,197,611) $(17,129)  $(96,413,761)
                                      ============    ============= =========  ============

a - Pro Forma adjustment for difference in Management fee schedule.
b - Pro Forma adjustment for difference in Administrative fee schedule.
c - Pro Forma adjustment for difference in transfer agency fees.
d - Pro Forma adjustment for difference in custodial fee rates.
e - Pro Forma adjustment for removal of Franklin Large Cap Growth Fund expense limitation due to its removal on September 1, 2001.

         See accompanying notes to pro forma combining financial statements.



NOTES TO PRO FORMA COMBINING STATEMENTS (UNAUDITED)

1.    BASIS OF COMBINATION

Subject to approval of the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") by the shareholders of the FTI Large Capitalization Growth Fund Fund, and the Franklin Large Cap Growth Fund, the Franklin Large Cap Growth Fund will acquire all the net assets of FTI Large Capitalization Growth Fund in exchange for the Advisor Class shares of Franklin Large Cap Growth Fund. The merger will be accounted for by the method of accounting for tax free business combinations of investment companies. The pro forma combining Statement of Assets and Liabilities reflects the financial position of the FTI Large Capitalization Growth Fund and the Franklin Large Cap Growth Fund at October 31, 2001 as though the merger occurred as of that date. The pro forma combining Statement of Operations reflects the results of operations of the FTI Large Capitalization Growth Fund and Franklin Large Cap Growth Fund for the period November 1, 2000 to October 31, 2001 as though the merger occurred on November 1, 2000. The pro forma financial statements do not reflect the expenses of either fund in carrying out its obligations under the Agreement and Plan of Reorganization or any adjustment with respect to additional distributions that may be made prior to reorganization. The Franklin Large Cap Growth Fund does not intend to dispose of the securities of the FTI Large Capitalization Growth Fund as a result of the merger. The pro forma financial statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the funds.

2.    CAPITAL SHARES:

The number of Advisor Class shares issued was calculated by dividing the net assets of the FTI Large Capitalization Growth Fund at October 31, 2001 by the Advisor Class net asset value per share of the Franklin Large Cap Growth Fund at October 31, 2001.



                           FRANKLIN STRATEGIC SERIES
                               FILE NO. 33-39088

                                   FORM N-14

                                    PART C

                               OTHER INFORMATION


Item 15.   INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 12(a), 14(a) and 14(b):

      (1)  Copies of the charter of the Registrant as now in effect;

           (a) Agreement and Declaration of Trust of Franklin California 250 Growth Index Fund dated January 22, 1991
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

           (b) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Series dated April 18, 1995
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 7, 1996

           (c) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Series dated July 19, 2001
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (d)  Certificate of Trust dated January 22, 1991
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

           (e) Certificate of Amendment to the Certificate of Trust dated November 19, 1991
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

           (f) Certificate of Amendment to the Certificate of Trust of Franklin Strategic Series dated May 14, 1992
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

      (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

           (a) Amended and Restated By-Laws of Franklin Strategic Series as of April 25, 1991
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

           (b) Amendment dated October 27, 1994 to By-Laws of Franklin Strategic Series
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

           Not Applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

           (a) The Agreement and Plan of Reorganization is included in this registration statement as Exhibit A to the Prospectus/Proxy Statement

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

           Not Applicable.

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

           (a) Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

           (b) Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

           (c) Subadvisory Agreement between the Franklin Advisers, Inc., on behalf of the Franklin U.S. Long-Short Fund, and Franklin Templeton Alternative Strategies, LLC, dated October 9, 2001
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (d) Subadvisory Agreement between Franklin Advisers, Inc., on behalf of the Franklin Strategic Income Fund, and Templeton Investment Counsel, LLC, dated January 1, 2001
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (e) Amended and Restated Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

           (f) Management Agreement between the Registrant, on behalf of Franklin Blue Chip Fund, and Franklin Advisers, Inc., dated February 13, 1996
                Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 14, 1996

           (g) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 7, 1996

           (h) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 7, 1996

           (i) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 7, 1996

           (j) Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Advisers, Inc., dated July 15, 1997
                Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 22, 1997

           (k) Investment Advisory Agreement between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Advisers, Inc. dated February 18, 1999
                Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 11, 1999

           (l) Investment Advisory Agreement between the Registrant, on behalf of Franklin Large Cap Growth Fund, and Franklin Advisers, Inc. dated May 18, 1999
                Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 25, 1999

           (m) Investment Advisory Agreement between the Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin Advisers, Inc. dated May 18, 1999
                Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 25, 1999

           (n) Investment Advisory Agreement between the Registrant, on behalf of Franklin Technology Fund, and Franklin Advisers, Inc., dated May 1, 2000
                Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date:  June 30, 2000

           (o) Investment Advisory Agreement between the Registrant, on behalf of Franklin Small Cap Growth Fund II, and Franklin Advisers, Inc. dated May 1, 2000
                Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date:  June 30, 2000

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

           (a) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 23, 1998

           (b) Amended and Restated Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

      (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

           Not Applicable.

      (9)  Copies of all custodian agreements and depository contracts under
           Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

           (a) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 14, 1996

           (b) Amendment dated May 7, 1997 to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 13, 1998

           (c) Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 23, 1998

           (d) Amendment dated March 28, 2001 to Exhibit A of the Master Custody Agreement between the Registrant and the Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (e) Amendment dated May 16, 2001, to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (f) Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (g) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 14, 1996

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

           (a) Class A Amended and Restated Distribution Plan between the Registrant, on behalf of Franklin California Growth Fund, Franklin Small Cap Growth Fund, Franklin Global Health Care Fund and Franklin Global Utilities Fund, and Franklin/Templeton Distributors, Inc., dated July 1, 1993
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

           (b) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated May 24, 1994
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

           (c) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1995
                Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 2, 1995

           (d) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Blue Chip Fund, and Franklin/Templeton Distributors, Inc., dated May 28, 1996
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 7, 1996

           (e) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc., dated September 15, 1997
                Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 13, 1998

           (f) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin/Templeton Distributors, Inc. dated April 15, 1999
                Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 25, 1999

           (g) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Large Cap Growth Fund and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 25, 1999

           (h) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 25, 1999

           (i) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund II and Franklin/Templeton Distributors, Inc., dated May 1, 2000
                Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date:  June 30, 2000

           (j) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Technology Fund and Franklin/Templeton Distributors, Inc., dated May 1, 2000
                Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date:  June 30, 2000

           (k) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin California Growth Fund and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 24, 1999

           (l) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Health Care Fund and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 24, 1999

           (m) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Utilities Fund and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 24, 1999

           (n) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 24, 1999

           (o) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Large Cap Growth Fund and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 25, 1999

         (p) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: June 25, 1999

           (q) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Blue Chip Fund and Franklin/Templeton Distributors, Inc., dated September 14, 1999
                Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date:  June 30, 2000

           (r) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund II and Franklin/Templeton Distributors, Inc., dated May 1, 2000
                Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date:  June 30, 2000

           (s) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Technology Fund and Franklin/Templeton Distributors, Inc., dated May 1, 2000
                Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date:  June 30, 2000

           (t) Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc., dated October 31, 2000
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (u) Class C Distribution Plan between the Registrant, on behalf of Franklin Aggressive Growth Fund, Franklin Blue Chip Fund, Franklin California Growth Fund, Franklin Global Communications Fund, Franklin Global Health Care Fund, Franklin Large Cap Growth Fund, Franklin Small Cap Growth Fund I, Franklin Small Cap Growth Fund II and Franklin Technology Fund and Franklin/Templeton Distributors, Inc., dated October 31, 2000
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (v) Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund, Franklin California Growth Fund, Franklin Blue Chip Fund, Franklin Large Cap Growth Fund, Franklin Small Cap Growth Fund II, Franklin Small-Mid Cap Growth Fund, Franklin Strategic Income Fund and Franklin Technology Fund and Franklin/Templeton Distributors, Inc. dated January 1, 2002
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (w) Multiple Class Plan for Franklin Global Utilities Fund dated April 16, 1998
                Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 24, 1999

           (x) Multiple Class Plan for Franklin Global Health Care Fund dated April 16, 1998
                Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 24, 1999

           (y) Multiple Class Plan for Franklin Natural Resources Fund dated June 18, 1996
                Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 11, 1996

           (z) Multiple Class Plan for Franklin Strategic Income Fund dated October 9, 2001
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (aa) Multiple Class Plan for Franklin Aggressive Growth Fund dated October 9, 2001
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (bb) Multiple Class Plan for Franklin Blue Chip Growth Fund dated October 9, 2001
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (cc) Multiple Class Plan for Franklin California Growth Fund dated October 9, 2001
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (dd) Multiple Class Plan for Franklin Large Cap Growth Fund dated October 9, 2001
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (ee) Multiple Class Plan for Franklin Small Cap Growth Fund II dated October 9, 2001
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (ff) Multiple Class Plan for Franklin Technology Fund dated October 9, 2001
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

           (gg) Multiple Class Plan for Franklin Small-Mid Cap Growth Fund dated October 9, 2001
                Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: December 20, 2001

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

           (a)  Opinion and Consent of Counsel dated March 8, 1999
                Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: March 11, 1999

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

           (a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

           (a) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (b) Fund Administration Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (c) Fund Administration Agreement between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (d) Fund Administration Agreement between the Registrant, on behalf of Franklin Large Cap Growth Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (e) Fund Administration Agreement between the Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (f) Fund Administration Agreement between the Registrant, on behalf of Franklin Technology Fund, and Franklin Templeton Services, LLC, dated January 1, 2001
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

           (g) Fund Administration Agreement between the Registrant, on behalf of Franklin Small Cap Growth Fund II, and Franklin Templeton Services, LLC, dated January 1, 2001
                Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: August 29, 2001

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

           (a) Consent of PricewaterhouseCoopers LLP, independent auditors to the Registrant

      (15) All financial statements omitted pursuant to Items 14(a)(1);

           Not Applicable.

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

           (a) Power of Attorney for Franklin Strategic Series dated January 28, 2000
                Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
                File No. 33-39088
                Filing Date: January 28, 2000

      (17) Any additional exhibits which the Registrant may wish to file.

           Not Applicable.

Item 17.   UNDERTAKINGS

           (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo and the State of California, on the 17th day of January, 2002.

                           FRANKLIN STRATEGIC SERIES
                                  (Registrant)

                           By: /s/ David P. Goss
                               -------------------------------
                               David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*             Principal Executive Officer
-----------------------
Rupert H. Johnson, Jr.              and Trustee
                                    Dated: January 17, 2002

MARTIN L. FLANAGAN*                 Principal Financial Officer
-------------------
Martin L. Flanagan                  Dated: January 17, 2002

KIMBERLEY H. MONASTERIO*            Principal Accounting Officer
------------------------
Kimberley H. Monasterio             Dated: January 17, 2002

FRANK H. ABBOTT, III*               Trustee
---------------------
Frank H. Abbott, III                Dated: January 17, 2002

HARRIS J. ASHTON*                   Trustee
-----------------
Harris J. Ashton                    Dated: January 17, 2002

HARMON E. BURNS*                    Trustee
----------------
Harmon E. Burns                     Dated: January 17, 2002

S. JOSEPH FORTUNATO*                Trustee
--------------------
S. Joseph Fortunato                 Dated: January 17, 2002

EDITH E. HOLIDAY*                   Trustee
-----------------
Edith E. Holiday                    Dated: January 17, 2002

CHARLES B. JOHNSON*                 Trustee
-------------------
Charles B. Johnson                  Dated: January 17, 2002

FRANK W.T. LAHAYE*                  Trustee
------------------
Frank W.T. LaHaye                   Dated: January 17, 2002

GORDON S. MACKLIN*                  Trustee
------------------
Gordon S. Macklin                   Dated: January 17, 2002


*By:  /s/ David P. Goss
      -----------------
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)

                           FRANKLIN STRATEGIC SERIES
                          N-14 REGISTRATION STATEMENT
                                 EXHIBIT INDEX

EXHIBIT NO.         DESCRIPTION

EX-99.(12)(a)       Form of Opinion and Consent of Counsel
                    Supporting Tax Matters and Consequences to
                    Shareholders

EX-99.(14)(a)       Consent of Auditors, PricewaterhouseCoopers LLP